UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-01236

DWS Balanced Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  APRIL 30, 2010

Semiannual Report to Shareholders

DWS Balanced Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

54 Financial Statements

58 Financial Highlights

63 Notes to Financial Statements

77 Summary of Management Fee Evaluation by Independent Fee Consultant

82 Account Management Resources

83 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, the investment advisor may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2010

Average Annual Total Returns as of 4/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	9.38%	27.22%	-2.08%	2.67%	0.65%
Class B	8.83%	26.24%	-2.53%	2.25%	-0.01%
Class C	8.92%	26.14%	-2.89%	1.82%	-0.20%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	3.09%	19.90%	-3.99%	1.46%	0.05%
Class B (max 4.00% CDSC)	4.83%	23.24%	-3.14%	2.07%	-0.01%
Class C (max 1.00% CDSC)	7.92%	26.14%	-2.89%	1.82%	-0.20%
No Sales Charges						Life of Class S*
Class S	9.65%	27.50%	-1.83%	2.91%	N/A	2.40%
Institutional Class	9.57%	27.59%	-1.77%	2.98%	0.96%	N/A
Russell 1000® Index+	16.77%	40.21%	-4.71%	3.07%	0.16%	2.64%
Barclays Capital US Aggregate Bond Index++	2.54%	8.30%	6.32%	5.38%	6.43%	5.56%
Blended Index+++	9.95%	28.27%	-0.34%	4.50%	2.88%	4.11%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* Class S shares commenced operations on March 14, 2005. Index returns began on March 31, 2005.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2010 are 0.99%, 1.91%, 1.82%, 0.81% and 0.58% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Equity index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. Fixed income index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Balanced Fund — Class A [] Russell 1000 Index+ [] Barclays Capital US Aggregate Bond Index++ [] Blended Index+++

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
++ The Barclays Capital US Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.
+++ The Blended Index consists of the Barclays Capital US Aggregate Bond Index (27%), Russell 1000 Growth Index (20%), Russell 1000 Value Index (20%), MSCI EAFE Index (8%), Russell 2000 Index (6%), Merrill Lynch 3 Month Treasury Bill Index (5%), Barclays Capital Global Inflation-Linked Index (5%), Credit Suisse High Yield Index (3%), MSCI Emerging Markets Index (3%) and the MSCI EAFE Small Cap Index (3%).
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/10	$ 8.68	$ 8.69	$ 8.67	$ 8.69	$ 8.70
10/31/09	$ 8.10	$ 8.11	$ 8.08	$ 8.10	$ 8.11
Distribution Information: Six Months as of 4/30/10: Income Dividends	$ .10	$ .07	$ .07	$ .12	$ .12
Capital Gain Distributions	$ .07	$ .07	$ .07	$ .07	$ .07
Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 4/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	273	of	486	57
3-Year	326	of	453	72
5-Year	297	of	365	82
10-Year	166	of	181	92
Class B 1-Year	304	of	486	63
3-Year	352	of	453	78
5-Year	320	of	365	88
10-Year	173	of	181	96
Class C 1-Year	308	of	486	64
3-Year	365	of	453	81
5-Year	331	of	365	91
10-Year	176	of	181	97
Class S 1-Year	269	of	486	56
3-Year	313	of	453	69
5-Year	279	of	365	77
Institutional Class 1-Year	266	of	486	55
3-Year	306	of	453	68
5-Year	272	of	365	75
10-Year	160	of	181	88

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class B shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 to April 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,093.80	$ 1,088.30	$ 1,089.20	$ 1,096.50	$ 1,095.70
Expenses Paid per $1,000*	$ 4.98	$ 10.46	$ 9.32	$ 4.05	$ 3.12
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$1,020.03	$ 1,014.78	$ 1,015.87	$ 1,020.93	$ 1,021.82
Expenses Paid per $1,000*	$ 4.81	$ 10.09	$ 9.00	$ 3.91	$ 3.01
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Balanced Fund	.96%	2.02%	1.80%	.78%	.60%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/10	10/31/09

Common Stocks	55%	54%
Government & Agency Obligations	16%	13%
Cash Equivalents	8%	9%
Exchange-Traded Funds	8%	6%
Corporate Bonds	6%	8%
Mortgage-Backed Securities Pass-Throughs	6%	9%
Commercial Mortgage-Backed Securities	1%	1%
	100%	100%
Sector Diversification (As a % of Equities, Corporate Bonds and Senior Bank Loans)	4/30/10	10/31/09

Information Technology	15%	15%
Financials	15%	17%
Health Care	12%	13%
Consumer Discretionary	12%	10%
Industrials	12%	10%
Energy	10%	11%
Consumer Staples	10%	9%
Materials	6%	6%
Telecommunication Services	4%	5%
Utilities	4%	4%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at April 30, 2010 (5.8% of Net Assets)
1. Apple, Inc. Manufacturer of personal computers and communication solutions	0.9%
2. Microsoft Corp. Developer of computer software	0.8%
3. Cisco Systems, Inc. Developer of computer network products	0.6%
4. ExxonMobil Corp. Explorer and producer of oil and gas	0.6%
5. Bank of America Corp. Provider of commercial banking services	0.5%
6. International Business Machines Corp. Manufacturer of computers and provider of information processing services	0.5%
7. McKesson Corp. Provider of health care services	0.5%
8. AT&T, Inc. Provider of communications services	0.5%
9. JPMorgan Chase & Co. Provider of global financial services	0.5%
10. Johnson & Johnson Provider of health care products	0.4%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks 55.4%
Consumer Discretionary 6.7%
Auto Components 0.4%
Autoliv, Inc.* (a)	4,600	251,850
BorgWarner, Inc.* (a)	21,300	923,142
Bridgestone Corp.	1,000	16,687
Compagnie Generale des Etablissements Michelin "B"	332	24,022
Cooper Tire & Rubber Co.	15,800	335,276
Denso Corp.	700	20,282
Johnson Controls, Inc.	70,600	2,371,454
Magna International, Inc. "A"*	400	26,304
Minth Group Ltd.	343,800	484,447
Nippon Seiki Co., Ltd.	21,000	231,114
Pirelli & C. SpA*	48,975	28,309
S&T Dynamics Co., Ltd.	20,110	286,671
Standard Motor Products, Inc.	40,800	434,928
Stanley Electric Co., Ltd.	600	12,308
		5,446,794
Automobiles 0.3%
Bayerische Motoren Werke (BMW) AG	19,448	952,933
Daimler AG (Registered)*	2,472	127,559
Fiat SpA (a)	61,595	814,087
Ford Motor Co.*	39,200	510,384
Honda Motor Co., Ltd.	2,400	81,097
Mazda Motor Corp.	169,000	503,616
Mitsubishi Motors Corp.*	8,000	10,952
Nissan Motor Co., Ltd.*	3,000	26,276
PSA Peugeot Citroen*	354	10,556
Suzuki Motor Corp.	600	12,666
Toyota Motor Corp.	4,600	177,652
		3,227,778
Distributors 0.2%
Genuine Parts Co.	51,159	2,189,605
Jardine Cycle & Carriage Ltd.	3,000	65,910
Li & Fung Ltd.	26,000	125,843
		2,381,358
Diversified Consumer Services 0.2%
Career Education Corp.*	29,700	869,319
CPI Corp.	1,000	26,530
DeVry, Inc.	1,000	62,390
H&R Block, Inc.	65,408	1,197,620
Universal Technical Institute, Inc.*	8,600	206,056
		2,361,915
Hotels Restaurants & Leisure 1.0%
Accor SA	479	27,373
Benihana, Inc. "A"*	3,100	21,111
Biglari Holdings, Inc.*	200	78,250
Bluegreen Corp.*	11,700	71,019
bwin Interactive Entertainment AG*	874	47,065
Caribou Coffee Co., Inc.* (a)	17,100	151,335
Carnival Corp. (Units)	43,959	1,833,090
Compass Group PLC	6,414	52,353
Cracker Barrel Old Country Store, Inc.	7,200	355,464
Crown Ltd.	7,270	54,981
Darden Restaurants, Inc.	53,300	2,385,175
Domino's Pizza, Inc.*	22,300	343,643
Genting Singapore PLC*	109,000	74,930
Lottomatica SpA	972	17,665
Marriott International, Inc. "A" (a)	40,918	1,504,146
McDonald's Corp.	17,700	1,249,443
OPAP SA	12,754	259,179
Paddy Power PLC	14,251	499,281
PartyGaming PLC*	57,117	268,085
REXLot Holdings Ltd.	4,925,000	588,988
Shangri-La Asia Ltd.	18,000	34,803
Sodexo	268	16,463
Starbucks Corp.	60,600	1,574,388
TABCORP Holdings Ltd.	8,322	52,566
Tatts Group Ltd.	13,216	30,264
Whitbread PLC	725	17,038
Wyndham Worldwide Corp.	3,800	101,878
		11,709,976
Household Durables 0.3%
Advanced Digital Broadcast Holdings SA (Registered)*	4,055	158,704
American Greetings Corp. "A"	9,100	223,496
Blyth, Inc.	5,300	305,492
Electrolux AB "B"	1,828	47,255
Garmin Ltd. (a)	18,200	680,316
Husqvarna AB "B" (a)	2,800	20,708
Jarden Corp.	7,100	228,052
NVR, Inc.*	457	328,149
Panasonic Corp.	29,886	436,887
Sekisui House Ltd.	3,000	28,629
Sharp Corp.	1,000	13,048
Sony Corp.	1,500	51,277
Tempur-Pedic International, Inc.* (a)	14,200	478,540
Whirlpool Corp.	5,200	566,124
		3,566,677
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	10,300	1,411,718
Expedia, Inc.	5,900	139,299
Liberty Media Corp. — Interactive "A"*	86,000	1,321,820
Priceline.com, Inc.* (a)	5,300	1,388,865
US Auto Parts Network, Inc.*	7,300	68,620
		4,330,322
Leisure Equipment & Products 0.1%
Mattel, Inc.	58,800	1,355,340
Nikon Corp.	1,000	22,475
Universal Entertainment Corp.	19,100	372,046
		1,749,861
Media 1.2%
Aegis Group PLC	104,563	206,485
British Sky Broadcasting Group PLC	4,143	38,857
Comcast Corp. "A"	147,500	2,911,650
Dex One Corp.*	819	24,824
Fairfax Media Ltd.	24,519	38,645
Gestevision Telecinco SA	1,501	21,411
JC Decaux SA*	17,186	495,097
Journal Communications, Inc. "A"*	10,400	58,968
Lagardere SCA	340	13,731
Live Nation Entertainment, Inc.*	25,400	398,526
Mediaset SpA	10,772	85,549
New York Times Co. "A"*	41,100	407,712
Omnicom Group, Inc.	1,400	59,724
Pearson PLC	3,225	51,773
Publicis Groupe	417	18,448
Reed Elsevier NV (a)	46,056	546,752
Reed Elsevier PLC	3,294	25,944
Scholastic Corp. (a)	17,600	475,376
Scripps Networks Interactive "A"	63,900	2,897,226
SES "A" (FDR)	606	13,922
Shaw Communications, Inc. "B"	2,600	48,862
Singapore Press Holdings Ltd.	46,000	137,463
SuperMedia, Inc.*	154	6,909
Television Broadcasts Ltd.	5,000	24,004
Thomson Reuters Corp. (a)	4,400	158,535
Time Warner Cable, Inc.	30,136	1,695,150
Time Warner, Inc.	39,800	1,316,584
Vertis Holdings, Inc.*	5,114	0
Viacom, Inc. "B"*	14,100	498,153
Vivendi	1,276	33,584
Walt Disney Co.	4,500	165,780
Wolters Kluwer NV	17,751	364,032
World Wrestling Entertainment, Inc. "A"	20,800	379,600
WPP PLC	72,321	768,895
Yellow Pages Income Fund (Units)	2,800	18,759
		14,406,930
Multiline Retail 0.4%
Big Lots, Inc.* (a)	28,200	1,077,240
Canadian Tire Corp., Ltd. "A"	600	33,030
Dillard's, Inc. "A"	18,100	508,248
Dollar General Corp.*	23,900	682,823
Kohl's Corp.*	22,790	1,253,222
Marks & Spencer Group PLC	3,639	20,384
Nordstrom, Inc. (a)	39,500	1,632,535
PPR	179	23,954
Retail Ventures, Inc.*	3,200	34,624
Tuesday Morning Corp.*	44,500	251,425
		5,517,485
Specialty Retail 1.4%
Advance Auto Parts, Inc.	25,300	1,141,030
Aeropostale, Inc.* (a)	17,200	499,488
American Eagle Outfitters, Inc.	17,200	289,132
Barnes & Noble, Inc. (a)	6,200	136,648
Big 5 Sporting Goods Corp.	13,200	223,740
Brown Shoe Co., Inc.	16,000	300,800
DSW, Inc. "A"* (a)	4,800	144,960
Esprit Holdings Ltd.	12,442	89,116
Fast Retailing Co., Ltd.	100	15,136
Hennes & Mauritz AB "B" (a)	12,936	824,623
Home Depot, Inc. (a)	55,400	1,952,850
Industria de Diseno Textil SA	2,967	182,385
J. Crew Group, Inc.*	1,300	60,411
Jo-Ann Stores, Inc.*	8,900	392,668
Jumbo SA	16,820	122,988
Kingfisher PLC	6,218	23,759
Kirkland's, Inc.*	19,900	443,173
Limited Brands, Inc. (a)	136,000	3,644,800
Nitori Co., Ltd.	4,100	321,832
Rent-A-Center, Inc.*	4,000	103,280
Ross Stores, Inc.	18,300	1,024,800
Stage Stores, Inc.	3,800	57,950
Syms Corp.*	1,200	10,932
The Finish Line, Inc. "A"	28,400	457,524
The Gap, Inc.	14,300	353,639
TJX Companies, Inc.	44,700	2,071,398
Ulta Salon, Cosmetics & Fragrance, Inc.*	17,500	404,600
Urban Outfitters, Inc.*	13,100	491,381
Yamada Denki Co., Ltd.	9,617	748,000
		16,533,043
Textiles, Apparel & Luxury Goods 0.8%
Adidas AG	817	47,975
Carter's, Inc.*	14,100	454,302
Compagnie Financiere Richemont SA "A"	21,649	800,309
Deckers Outdoor Corp.*	3,800	534,204
Fossil, Inc.*	13,900	540,710
Gildan Activewear, Inc.*	1,100	31,924
Jones Apparel Group, Inc.	24,600	535,296
Luxottica Group SpA	1,559	42,535
LVMH Moet Hennessy Louis Vuitton SA	263	30,066
Maidenform Brands, Inc.*	1,300	29,666
NIKE, Inc. "B"	37,500	2,846,625
Oxford Industries, Inc.	10,400	224,536
Perry Ellis International, Inc.*	1,600	38,608
Quiksilver, Inc.*	72,600	386,958
Skechers USA, Inc. "A"*	13,200	506,220
Swatch Group AG (Bearer)	970	285,929
UniFirst Corp.	5,915	289,066
VF Corp.	19,126	1,652,869
Yue Yuen Industrial (Holdings) Ltd.	12,500	43,397
		9,321,195
Consumer Staples 5.2%
Beverages 0.7%
Anheuser-Busch InBev NV (a)	3,900	189,763
Asahi Breweries Ltd.	4,900	88,205
C&C Group PLC	124,414	592,597
Carlsberg AS "B"	6,018	489,740
Central European Distribution Corp.*	10,200	353,430
Coca-Cola Amatil Ltd.	2,452	25,254
Coca-Cola Co.	16,700	892,615
Coca-Cola West Co., Ltd.	1,700	30,092
Diageo PLC	2,978	50,786
Foster's Group Ltd.	5,730	28,760
Heineken Holding NV	719	29,463
Heineken NV (a)	2,701	125,376
Kirin Holdings Co., Ltd.	9,000	129,228
National Beverage Corp.	2,500	29,000
PepsiCo, Inc.	73,894	4,819,367
Pernod Ricard SA	1,816	154,493
SABMiller PLC	1,148	36,048
Sapporo Holdings Ltd.	5,000	24,640
		8,088,857
Food & Staples Retailing 1.3%
AEON Co., Ltd.	8,200	94,343
Alimentation Couche-Tard, Inc. "B"	1,000	18,655
Carrefour SA	15,712	769,835
Casino Guichard-Perrachon SA	562	49,670
Colruyt SA	83	20,436
CVS Caremark Corp.	63,757	2,354,546
Delhaize Group	718	59,520
FamilyMart Co., Ltd.	1,000	34,437
Koninklijke Ahold NV (a)	42,044	577,259
Kroger Co.	137,759	3,062,383
Loblaw Companies Ltd.	1,100	40,435
Metro AG (a)	4,009	240,919
Metro, Inc. "A"	1,400	61,882
Seven & I Holdings Co., Ltd.	27,374	698,955
Shoppers Drug Mart Corp.	2,200	76,041
SUPERVALU, Inc.	7,700	114,730
Sysco Corp.	46,800	1,476,072
Tesco PLC	7,300	48,560
The Andersons, Inc.	13,400	484,276
Uny Co., Ltd.	3,100	28,138
Wal-Mart Stores, Inc.	96,900	5,198,685
Wesfarmers Ltd.	3,609	96,635
Wesfarmers Ltd. (PPS)	978	26,311
Whole Foods Market, Inc.* (a)	1,500	58,530
William Morrison Supermarkets PLC	5,191	22,977
Winn-Dixie Stores, Inc.*	17,900	225,719
Woolworths Ltd.	4,436	110,589
		16,050,538
Food Products 1.4%
Ajinomoto Co., Inc.	8,000	75,120
Archer-Daniels-Midland Co.	26,700	745,998
Campbell Soup Co.	9,300	333,498
DANONE SA* (a)	4,520	266,788
Darling International, Inc.*	28,300	268,567
Del Monte Foods Co.	17,000	253,980
Diamond Foods, Inc. (a)	11,300	482,623
General Mills, Inc.	23,655	1,683,763
Green Mountain Coffee Roasters, Inc.* (a)	3,750	272,475
Kellogg Co.	25,739	1,414,101
Kikkoman Corp.	3,000	33,103
Kraft Foods, Inc. "A"	44,865	1,328,004
Lancaster Colony Corp.	5,800	318,826
Lindt & Spruengli AG (Registered)	1	26,043
Mead Johnson Nutrition Co.	18,589	959,378
Meiji Holdings Co., Ltd.	1,000	36,131
Nestle SA (Registered)	41,844	2,042,175
Nippon Meat Packers, Inc.	3,000	37,614
Nisshin Seifun Group, Inc.	3,000	36,935
Nissin Foods Holdings Co., Ltd.	500	16,773
Sanderson Farms, Inc.	9,000	510,030
Saputo, Inc.	1,400	39,431
Sara Lee Corp.	63,000	895,860
Seneca Foods Corp. "A"*	1,800	59,112
Smithfield Foods, Inc.* (a)	58,100	1,088,794
Suedzucker AG	2,735	55,375
SunOpta, Inc.*	86,600	392,298
The Hershey Co. (a)	27,500	1,292,775
The J.M. Smucker Co.	3,400	207,638
Toyo Suisan Kaisha Ltd.	1,000	24,024
Tyson Foods, Inc. "A"	67,800	1,328,202
Unilever NV (CVA)	17,420	532,370
Unilever PLC	12,591	377,180
Viterra, Inc.*	3,000	25,399
Yakult Honsha Co., Ltd.	700	18,320
Yamazaki Baking Co., Ltd.	2,000	25,451
		17,504,154
Household Products 0.8%
Church & Dwight Co., Inc.	13,100	907,175
Colgate-Palmolive Co.	35,240	2,963,684
Energizer Holdings, Inc.* (a)	26,700	1,631,370
Henkel AG & Co. KGaA	4,414	199,181
Kao Corp.	6,000	145,231
Kimberly-Clark Corp.	31,500	1,929,690
Oil-Dri Corp. of America	1,900	38,950
Procter & Gamble Co.	29,700	1,846,152
Unicharm Corp.	400	38,837
		9,700,270
Personal Products 0.3%
Beiersdorf AG (a)	3,138	176,713
Elizabeth Arden, Inc.*	6,600	120,186
Estee Lauder Companies, Inc. "A" (a)	20,200	1,331,584
Herbalife Ltd.	20,000	965,000
L'Occitane International SA*	125,250	245,723
L'Oreal SA (a)	2,022	209,222
Nutraceutical International Corp.*	1,800	27,846
Prestige Brands Holdings, Inc.*	4,300	41,882
Shiseido Co., Ltd.	4,000	83,642
		3,201,798
Tobacco 0.7%
Altria Group, Inc.	136,313	2,888,473
British American Tobacco PLC	9,297	292,001
Imperial Tobacco Group PLC	1,200	34,254
Japan Tobacco, Inc.	46	159,046
Lorillard, Inc.	6,700	525,079
Philip Morris International, Inc.	76,666	3,762,767
Reynolds American, Inc.	6,200	331,204
		7,992,824
Energy 5.5%
Energy Equipment & Services 1.8%
AMEC PLC	54,044	681,689
Cameron International Corp.*	5,200	205,192
Complete Production Services, Inc.* (a)	33,200	500,988
Dresser-Rand Group, Inc.*	10,000	352,800
Ensco PLC (ADR)	38,166	1,800,672
Exterran Holdings, Inc.* (a)	35,200	1,026,080
Geokinetics, Inc.*	29,900	261,326
Halliburton Co.	36,428	1,116,518
Helix Energy Solutions Group, Inc.*	15,400	224,532
Helmerich & Payne, Inc.	11,100	450,882
John Wood Group PLC	44,757	251,726
Lamprell PLC	85,997	311,180
Lufkin Industries, Inc.	1,600	136,208
National-Oilwell Varco, Inc.	32,700	1,439,781
Noble Corp.*	54,639	2,157,694
Oil States International, Inc.*	24,200	1,169,102
Patterson-UTI Energy, Inc. (a)	34,400	525,976
PHI, Inc.*	2,300	47,817
Pioneer Drilling Co.*	53,300	391,222
Prosafe Production Public Ltd.*	57,800	146,120
ProSafe SE	37,080	205,426
Rowan Companies, Inc.* (a)	69,700	2,077,060
Saipem SpA	21,718	814,688
SBM Offshore NV	25,902	513,306
Schlumberger Ltd.	37,750	2,696,105
Seadrill Ltd.	2,700	68,260
Technip SA	6,739	538,541
Tecnicas Reunidas SA	4,584	279,488
Tenaris SA	2,341	47,485
TGC Industries, Inc.	2,625	10,815
Transocean Ltd.*	20,606	1,492,905
Willbros Group, Inc.*	26,800	336,340
WorleyParsons Ltd.	832	20,199
		22,298,123
Oil, Gas & Consumable Fuels 3.7%
Alpha Natural Resources, Inc.*	50,100	2,358,708
Anadarko Petroleum Corp.	47,000	2,921,520
Arrow Energy Ltd.*	4,971	23,425
BG Group PLC	2,292	38,482
BP PLC	93,162	811,592
Canadian Natural Resources Ltd. (b)	600	46,208
Canadian Natural Resources Ltd. (b)	19,935	1,533,799
Chevron Corp.	60,346	4,914,578
Cimarex Energy Co.	16,400	1,116,512
ConocoPhillips	7,700	455,763
Contango Oil & Gas Co.* (a)	900	49,410
Cosmo Oil Co., Ltd.	12,000	32,441
Crosstex Energy, Inc.*	1,800	16,254
Devon Energy Corp.	22,900	1,541,857
EnCana Corp.	800	26,462
Eni SpA	41,577	932,049
EXCO Resources, Inc.	17,800	330,190
ExxonMobil Corp.	103,855	7,046,562
Forest Oil Corp.*	4,500	131,850
Gran Tierra Energy, Inc.*	25,300	153,318
Gulfport Energy Corp.*	14,500	181,250
Idemitsu Kosan Co., Ltd.	400	33,338
Imperial Oil Ltd.	1,000	41,987
INPEX Corp.	10	70,690
Japan Petroleum Exploration Co., Ltd.	800	40,971
JX Holdings, Inc.*	28,120	156,863
LUKOIL (ADR) (b)	7,929	452,332
LUKOIL (ADR) (b)	514	29,401
Marathon Oil Corp.	80,017	2,572,547
Murphy Oil Corp.	6,800	409,020
Newfield Exploration Co.* (a)	23,900	1,390,741
Nexen, Inc. (b)	700	17,021
Nexen, Inc. (b)	59,079	1,434,438
Northern Oil & Gas, Inc.*	17,300	281,298
Occidental Petroleum Corp.	2,900	257,114
OMV AG	9,015	324,456
Origin Energy Ltd.	6,248	93,724
Paladin Energy Ltd.*	4,138	14,992
Patriot Coal Corp.*	11,200	220,528
Peabody Energy Corp.	7,200	336,384
Pioneer Natural Resources Co.	4,600	294,998
Repsol YPF SA	14,361	337,074
Royal Dutch Shell PLC "A"	34,577	1,081,855
Royal Dutch Shell PLC "B"	2,321	70,038
Santos Ltd.	4,665	59,496
Showa Shell Sekiyu KK	4,800	32,626
Spectra Energy Corp.	15,100	352,434
Statoil ASA	54,501	1,315,660
Suncor Energy, Inc. (b)	1,568	53,641
Suncor Energy, Inc. (b)	72,277	2,469,705
Teekay Corp.	43,700	1,094,685
TonenGeneral Sekiyu KK	4,000	34,129
Total SA	22,147	1,200,079
Tullow Oil PLC	1,051	18,180
Ultra Petroleum Corp.*	15,300	730,881
USEC, Inc.* (a)	9,800	58,800
Williams Companies, Inc.	61,800	1,459,098
Woodside Petroleum Ltd.	19,701	816,815
		44,320,269
Financials 7.3%
Capital Markets 1.0%
Affiliated Managers Group, Inc.* (a)	3,100	260,958
Ameriprise Financial, Inc.	21,077	977,130
Ashmore Group PLC	111,076	449,562
Bank of New York Mellon Corp.	12,700	395,351
BGC Partners, Inc. "A"	4,000	26,080
Calamos Asset Management, Inc. "A"	13,600	169,320
Charles Schwab Corp.	63,400	1,222,986
Credit Suisse Group AG (Registered)*	1,472	67,339
Daiwa Securities Group, Inc.	3,000	15,536
Diamond Hill Investment Group	1,200	93,648
Franklin Resources, Inc.	12,200	1,410,808
GAMCO Investors, Inc. "A"	1,100	50,611
ICAP PLC	32,334	186,123
IGM Financial, Inc.	400	16,606
Jefferies Group, Inc. (a)	18,500	503,570
Lazard Ltd. "A"	8,500	328,610
Marfin Investment Group SA*	5,032	9,676
Morgan Stanley	40,500	1,223,910
Nomura Holdings, Inc.	7,600	52,426
Oppenheimer Holdings, Inc. "A"	9,900	287,793
Partners Group Holding AG	3,100	415,154
T. Rowe Price Group, Inc. (a)	29,700	1,708,047
The Goldman Sachs Group, Inc.	12,200	1,771,440
UBS AG (Registered)*	4,839	74,760
Waddell & Reed Financial, Inc. "A"	10,400	386,048
		12,103,492
Commercial Banks 1.7%
1st Source Corp.	5,800	110,954
Alpha Bank AE*	4,851	38,895
Australia & New Zealand Banking Group Ltd.	1,976	43,590
BancFirst Corp.	3,400	150,076
Banco Bilbao Vizcaya Argentaria SA	3,608	47,243
Banco de Sabadell SA	2,069	10,445
Banco Latinoamericano de Comercio Exterior SA "E"	10,400	147,264
Banco Popular Espanol SA	1,810	12,789
Banco Santander SA	12,321	154,795
Bancorp. Rhode Island, Inc.	700	20,069
Bank of Cyprus PCL	5,903	34,143
Bank of East Asia Ltd.	6,600	23,456
Bank of Nova Scotia	1,100	56,072
Barclays PLC	6,490	33,229
BB&T Corp.	13,500	448,740
BNP Paribas	8,975	616,862
BOC Hong Kong (Holdings) Ltd.	5,500	13,306
Cardinal Financial Corp.	11,900	130,305
Comerica, Inc.	20,300	852,600
Commerce Bancshares, Inc.	27,570	1,141,949
Commerzbank AG*	2,063	16,188
Commonwealth Bank of Australia	1,183	63,311
Community Bank System, Inc. (a)	2,200	54,274
Credit Agricole SA	1,185	16,905
Dah Sing Banking Group Ltd.*	179,400	241,522
Danske Bank AS*	6,874	178,635
DBS Group Holdings Ltd.	6,000	66,473
Dexia SA*	4,147	22,487
DnB NOR ASA (a)	20,000	235,347
East West Bancorp., Inc.	19,900	389,841
EFG Eurobank Ergasias*	2,719	21,966
Erste Group Bank AG (a)	3,122	139,435
Fukuoka Financial Group, Inc.	7,000	30,108
Hang Seng Bank Ltd.	1,500	20,465
Heartland Financial USA, Inc.	1,700	32,487
HSBC Holdings PLC	26,882	273,858
Huntington Bancshares, Inc.	175,900	1,190,843
Intesa Sanpaolo*	13,254	43,619
KBC Groep NV*	1,553	70,314
Lakeland Bancorp., Inc.	2,400	25,200
Lloyds Banking Group PLC	704,327	704,344
Mitsubishi UFJ Financial Group, Inc.	226,638	1,179,181
Mizuho Financial Group, Inc.	30,800	59,311
Mizuho Trust & Banking Co., Ltd.*	10,000	9,770
National Australia Bank Ltd.	1,465	37,443
National Bank of Canada	400	24,454
National Bank of Greece SA*	4,641	76,009
Nordea Bank AB	9,870	96,870
Oversea-Chinese Banking Corp., Ltd.	9,000	57,134
Piraeus Bank SA	1,272	9,603
PNC Financial Services Group, Inc.	18,200	1,223,222
Prosperity Bancshares, Inc. (a)	8,400	329,448
Raiffeisen International Bank-Holding AG	880	42,946
Resona Holdings, Inc.	900	11,006
Royal Bank of Canada	900	54,569
S&T Bancorp., Inc. (a)	3,200	76,960
Santander BanCorp.*	16,400	196,144
Sberbank	432,228	1,163,760
Shinsei Bank Ltd.*	9,000	11,628
Skandinaviska Enskilda Banken AB "A"*	5,129	35,335
Societe Generale	645	34,318
Southside Bancshares, Inc.	7,130	153,865
Southwest Bancorp., Inc.	12,200	178,852
Standard Chartered PLC	1,246	33,213
StellarOne Corp.	2,900	43,239
Sumitomo Mitsui Financial Group, Inc.	38,418	1,267,464
Sumitomo Trust & Banking Co., Ltd.	3,000	18,200
Susquehanna Bancshares, Inc. (a)	14,500	158,050
Svenska Handelsbanken AB "A" (a)	1,666	46,968
The 77 Bank Ltd.	8,000	45,549
The Bancorp., Inc.*	5,700	50,559
The Bank of Yokohama Ltd.	2,000	10,452
The Shizuoka Bank Ltd.	3,000	25,184
Toronto-Dominion Bank	600	44,595
Umpqua Holdings Corp.	28,800	430,272
UniCredit SpA*	31,060	81,465
United Overseas Bank Ltd.	2,000	29,303
Webster Financial Corp.	25,400	526,288
Wells Fargo & Co.	125,000	4,138,750
Westpac Banking Corp.	2,232	55,471
Wing Hang Bank Ltd.	54,000	547,878
Yadkin Valley Financial Corp. (a)	3,500	16,030
		20,555,162
Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	64,100	366,652
American Express Co.	38,400	1,771,008
AmeriCredit Corp.* (a)	51,100	1,223,334
Capital One Financial Corp. (a)	63,700	2,765,217
Discover Financial Services	66,000	1,020,360
Kiatnakin Bank PCL	315,700	261,010
Nelnet, Inc. "A"	500	9,980
ORIX Corp.	210	19,233
		7,436,794
Diversified Financial Services 1.3%
Bank of America Corp.	364,736	6,503,243
Citigroup, Inc.*	109,800	479,826
Compass Diversified Holdings	700	10,164
Deutsche Boerse AG	429	33,421
Encore Capital Group, Inc.*	9,700	223,197
Financiere Marc de Lacharriere SA	5,274	261,835
Groupe Bruxelles Lambert SA	647	54,836
Hellenic Exchanges SA	18,700	153,787
Hong Kong Exchanges & Clearing Ltd.	2,700	44,235
ING Groep NV (CVA)*	69,302	620,348
IntercontinentalExchange, Inc.*	7,100	828,073
Investor AB "B" (a)	662	12,580
JPMorgan Chase & Co.	132,435	5,639,082
Mitsubishi UFJ Lease & Finance Co., Ltd.	310	12,014
NewStar Financial, Inc.*	14,000	107,240
PHH Corp.* (a)	20,800	471,952
Pohjola Bank PLC "A"	3,799	41,804
Singapore Exchange Ltd.	5,000	29,686
		15,527,323
Insurance 2.1%
Aegon NV*	8,236	57,655
Ageas* (a)	22,551	69,352
Allianz SE (Registered)* (a)	3,352	384,815
Allied World Assurance Co. Holdings Ltd.	6,600	287,562
Allstate Corp.	93,126	3,042,426
American Equity Investment Life Holding Co. (a)	8,300	87,316
American Safety Insurance Holdings Ltd.*	4,600	74,428
AMP Ltd.	3,058	17,583
Aon Corp.	7,100	301,466
Arch Capital Group Ltd.*	2,300	173,834
Assicurazioni Generali SpA (a)	1,739	36,658
Assurant, Inc.	54,944	2,001,610
Aviva PLC	1,867	9,880
AXA Asia Pacific Holdings Ltd.	1,676	9,594
AXA SA (a)	1,813	36,037
Axis Capital Holdings Ltd.	40,100	1,249,917
Chubb Corp.	16,000	845,920
Citizens, Inc.*	1,600	11,216
CNA Financial Corp.* (a)	10,100	284,012
EMC Insurance Group, Inc.	600	14,556
Endurance Specialty Holdings Ltd.	6,300	232,155
Fidelity National Financial, Inc. "A"	87,838	1,333,381
Great-West Lifeco, Inc.	500	13,571
Hallmark Financial Services, Inc.*	3,200	37,472
Hannover Rueckversicherung AG (Registered)*	234	10,988
Hartford Financial Services Group, Inc.	20,600	588,542
HCC Insurance Holdings, Inc.	44,234	1,202,722
Horace Mann Educators Corp.	11,000	189,310
Infinity Property & Casualty Corp.	2,000	92,260
Insurance Australia Group Ltd.	3,370	11,848
Kansas City Life Insurance Co.	1,000	34,000
Lincoln National Corp.	93,959	2,874,206
Loews Corp.	14,800	551,152
Manulife Financial Corp.	1,500	27,053
MetLife, Inc.	34,121	1,555,235
Mitsui Sumitomo Insurance Group Holdings, Inc.	600	17,236
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	213	30,102
National Financial Partners Corp.*	21,100	324,729
NKSJ Holdings, Inc.*	2,000	14,521
NYMAGIC, Inc.	2,600	57,720
PartnerRe Ltd.	30,227	2,345,011
Platinum Underwriters Holdings Ltd.	15,400	573,034
PMA Capital Corp. "A"*	8,200	56,334
Power Corp. of Canada	600	16,645
Power Financial Corp.	400	12,128
Presidential Life Corp.	2,000	23,560
ProAssurance Corp.*	9,200	560,740
Prudential PLC	1,794	15,888
QBE Insurance Group Ltd.	1,226	23,855
Reinsurance Group of America, Inc.	15,300	789,939
Safety Insurance Group, Inc.	4,080	152,143
Sampo Oyj "A"	8,131	200,629
SCOR SE	488	11,498
State Auto Financial Corp.	2,800	50,092
Suncorp-Metway Ltd.	1,450	11,975
Swiss Reinsurance Co., Ltd. (Registered)	602	26,243
The Travelers Companies, Inc.	23,000	1,167,020
Tokio Marine Holdings, Inc.	1,100	32,761
Topdanmark AS*	246	30,277
Trygvesta AS	406	24,945
Vienna Insurance Group	558	27,360
XL Capital Ltd. "A"	29,400	523,320
Zurich Financial Services AG	183	40,801
		24,910,238
Real Estate Investment Trusts 0.4%
American Capital Agency Corp. (REIT)	4,600	126,546
Annaly Capital Management, Inc. (REIT)	73,700	1,249,215
Ashford Hospitality Trust (REIT)*	51,600	479,880
Brandywine Realty Trust (REIT)	7,000	89,180
Colonial Properties Trust (REIT)	6,500	102,505
Dynex Capital, Inc. (REIT)	12,800	118,656
Equity Residential (REIT)	13,200	597,564
First Industrial Realty Trust, Inc. (REIT)* (a)	26,111	208,366
HCP, Inc. (REIT)	9,700	311,564
Hospitality Properties Trust (REIT)	6,700	177,483
Lexington Realty Trust (REIT)	23,299	164,957
Link (REIT)	8,000	19,793
National Retail Properties, Inc. (REIT) (a)	23,300	548,249
Nippon Building Fund, Inc. (REIT)	2	16,789
PS Business Parks, Inc. (REIT)	8,500	510,000
Unibail-Rodamco SE (REIT)	113	21,295
Washington Real Estate Investment Trust (REIT) (a)	8,800	276,760
Wereldhave NV (REIT)	152	12,688
Westfield Group (REIT) (Units)	2,826	33,435
		5,064,925
Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. "A"	1,000	25,379
CapitaLand Ltd.	9,000	24,289
Cheung Kong (Holdings) Ltd.	2,000	24,785
China Housing & Land Development, Inc.*	23,600	81,656
Daito Trust Construction Co., Ltd.	300	16,061
Daiwa House Industry Co., Ltd.	2,000	21,484
Hang Lung Properties Ltd.	7,000	25,245
Henderson Land Development Co., Ltd.	4,000	25,042
Immofinanz AG* (a)	26,836	114,852
K Wah International Holdings Ltd.	645,000	231,880
Midland Holdings Ltd.	658,000	608,277
Mitsubishi Estate Co., Ltd.	2,000	36,152
Mitsui Fudosan Co., Ltd.	2,000	37,229
Sumitomo Realty & Development Co., Ltd.	14,000	288,236
Sun Hung Kai Properties Ltd.	3,000	41,848
Swire Pacific Ltd. "A"	3,000	33,479
Wharf Holdings Ltd.	5,000	27,043
		1,662,937
Thrifts & Mortgage Finance 0.1%
Brookline Bancorp., Inc.	44,200	485,758
Dime Community Bancshares	600	7,650
First Defiance Financial Corp.	5,500	74,250
NewAlliance Bancshares, Inc. (a)	30,900	402,627
Provident Financial Services, Inc. (a)	34,300	452,074
Provident New York Bancorp.	7,000	71,890
		1,494,249
Health Care 7.0%
Biotechnology 0.9%
Actelion Ltd. (Registered)*	371	14,930
Amgen, Inc.*	62,900	3,607,944
Celgene Corp.*	58,300	3,611,685
Cephalon, Inc.* (a)	1,200	77,040
CSL Ltd.	6,737	202,156
Gilead Sciences, Inc.*	43,020	1,706,603
Intercell AG* (a)	783	20,835
Metabolix, Inc.* (a)	14,500	180,815
Myriad Genetics, Inc.*	27,600	662,676
OncoGenex Pharmaceutical, Inc.*	3,100	68,200
Talecris Biotherapeutics Holdings Corp.	18,100	339,375
ZymoGenetics, Inc.*	8,000	47,520
		10,539,779
Health Care Equipment & Supplies 1.0%
Align Technology, Inc.* (a)	500	8,490
Baxter International, Inc.	20,874	985,670
Becton, Dickinson & Co.	19,774	1,510,140
bioMerieux	251	27,209
Cochlear Ltd.	838	57,102
Coloplast AS "B"	863	96,494
Covidien PLC	34,900	1,674,851
Edwards Lifesciences Corp.*	17,300	1,783,284
Essilor International SA	2,535	154,911
ev3, Inc.*	15,000	286,950
Hill-Rom Holdings, Inc. (a)	34,300	1,087,653
Hospira, Inc.*	24,400	1,312,476
Nobel Biocare Holding AG (Registered)	11,402	250,470
NxStage Medical, Inc.* (a)	30,700	390,504
Olympus Corp.	2,000	60,043
Smith & Nephew PLC	5,175	53,721
Somanetics Corp.*	19,800	400,554
Sonova Holding AG (Registered)	186	23,199
Synthes, Inc.	309	35,198
Terumo Corp.	1,600	81,535
Thoratec Corp.* (a)	17,300	771,407
William Demant Holding AS*	749	51,379
Zimmer Holdings, Inc.*	24,000	1,461,840
		12,565,080
Health Care Providers & Services 2.4%
Alfresa Holdings Corp.	600	30,153
Amedisys, Inc.*	4,400	253,352
AMERIGROUP Corp.*	15,600	565,344
AmerisourceBergen Corp.	53,600	1,653,560
BioScrip, Inc.*	26,500	236,910
Cardinal Health, Inc.	40,600	1,408,414
Catalyst Health Solutions, Inc.*	3,700	156,547
Centene Corp.*	8,700	199,230
Community Health Systems, Inc.* (a)	29,100	1,189,026
Continucare Corp.*	16,200	54,270
CorVel Corp.*	500	16,650
Coventry Health Care, Inc.* (a)	91,100	2,162,714
Diagnosticos da America	44,200	383,961
Emergency Medical Services Corp. "A"*	10,000	528,800
Express Scripts, Inc.*	26,700	2,673,471
Fleury SA*	23,600	240,718
Fresenius Medical Care AG & Co. KGaA	34,174	1,852,090
Genoptix, Inc.* (a)	4,800	185,712
Health Management Associates, Inc. "A"*	4,800	44,736
Healthspring, Inc.*	27,200	478,720
Humana, Inc.*	27,000	1,234,440
Magellan Health Services, Inc.*	12,800	540,288
McKesson Corp.	92,391	5,987,861
Medco Health Solutions, Inc.*	20,400	1,201,968
Medipal Holdings Corp.	1,400	17,416
Molina Healthcare, Inc.*	16,400	478,388
National Healthcare Corp.	1,800	63,648
Odyssey HealthCare, Inc.*	9,700	202,051
Omnicare, Inc.	6,600	183,414
Owens & Minor, Inc.	30,500	959,225
Providence Service Corp.*	15,900	264,099
Res-Care, Inc.*	1,700	19,788
Sonic Healthcare Ltd.	4,249	54,143
Suzuken Co., Ltd.	600	22,928
Triple-S Management Corp. "B"* (a)	16,600	302,120
UnitedHealth Group, Inc.	27,900	845,649
Universal American Financial Corp.*	30,400	466,640
WellPoint, Inc.*	30,239	1,626,858
		28,785,302
Health Care Technology 0.1%
athenahealth, Inc.* (a)	6,600	191,532
M3, Inc. (a)	75	270,664
MedQuist, Inc.	3,300	30,723
Merge Healthcare, Inc.*	50,559	125,386
		618,305
Life Sciences Tools & Services 0.3%
Accelrys, Inc.*	16,600	116,034
Albany Molecular Research, Inc.*	2,800	22,400
Cambrex Corp.*	13,400	58,826
ICON PLC (ADR)* (a)	16,000	466,720
Life Technologies Corp.* (a)	9,200	503,332
Lonza Group AG (Registered)	286	22,436
QIAGEN NV* (a)	21,900	503,730
Thermo Fisher Scientific, Inc.*	30,588	1,690,905
		3,384,383
Pharmaceuticals 2.3%
Abbott Laboratories	31,900	1,632,004
Astellas Pharma, Inc.	4,600	161,436
AstraZeneca PLC	9,005	398,155
Bayer AG (a)	5,229	334,552
Caraco Pharmaceutical Laboratories Ltd.*	22,600	145,770
Chugai Pharmaceutical Co., Ltd.	2,000	36,277
Cornerstone Therapeutics, Inc.*	4,800	33,552
Daiichi Sankyo Co., Ltd.	6,400	111,345
Dainippon Sumitomo Pharma Co., Ltd.	2,800	23,094
Eisai Co., Ltd.	2,600	89,070
Eli Lilly & Co.	14,100	493,077
Flamel Technologies SA (ADR)* (a)	49,700	428,414
Forest Laboratories, Inc.*	22,700	618,802
GlaxoSmithKline PLC	62,257	1,152,993
H. Lundbeck AS (a)	2,343	38,365
Hi-Tech Pharmacal Co., Inc.* (a)	19,100	464,703
Hisamitsu Pharmaceutical Co., Inc.	600	22,163
Impax Laboratories, Inc.*	28,500	515,850
Ipsen SA	486	23,159
Johnson & Johnson	84,166	5,411,874
Kyowa Hakko Kirin Co., Ltd.	2,000	20,888
Lannett Co., Inc.* (a)	2,900	13,601
Medicis Pharmaceutical Corp. "A"	19,600	497,448
Merck & Co., Inc.	82,847	2,902,959
Mitsubishi Tanabe Pharma Corp.	2,000	26,527
Novartis AG (Registered)	8,882	453,170
Novo Nordisk AS "B"	14,208	1,160,473
Ono Pharmaceutical Co., Ltd.	900	37,188
Par Pharmaceutical Companies, Inc.*	18,700	507,518
Perrigo Co.	20,700	1,263,321
Pfizer, Inc.	171,011	2,859,304
Questcor Pharmaceuticals, Inc.*	70,900	690,566
Roche Holding AG (Genusschein)	3,136	495,278
Sanofi-Aventis*	16,356	1,119,951
Santarus, Inc.* (a)	48,100	157,768
Santen Pharmaceutical Co., Ltd.	1,100	35,129
Shionogi & Co., Ltd.	3,000	53,962
Shire PLC	3,953	87,224
Taisho Pharmaceutical Co., Ltd.	1,000	18,217
Takeda Pharmaceutical Co., Ltd.	6,900	296,948
Teva Pharmaceutical Industries Ltd. (ADR)	43,731	2,568,322
Tsumura & Co.	900	26,206
ViroPharma, Inc.*	39,500	502,440
VIVUS, Inc.* (a)	29,300	298,567
		28,227,630
Industrials 6.9%
Aerospace & Defense 1.7%
BAE Systems PLC	12,694	66,725
BE Aerospace, Inc.*	16,100	478,331
Bombardier, Inc. "B"	4,700	24,522
CAE, Inc.	2,600	23,804
Cubic Corp.	12,300	458,913
Finmeccanica SpA	5,719	73,173
General Dynamics Corp.	5,300	404,708
Honeywell International, Inc.	42,371	2,011,351
ITT Corp.	24,500	1,361,465
L-3 Communications Holdings, Inc.	17,728	1,658,809
Ladish Co., Inc.*	3,600	98,964
Lockheed Martin Corp.	22,680	1,925,305
Northrop Grumman Corp.	41,200	2,794,596
Raytheon Co.	35,900	2,092,970
Rockwell Collins, Inc.	29,100	1,891,500
Rolls-Royce Group PLC*	6,433	56,812
Rolls-Royce Group PLC "C" (Interim Shares)*	578,970	886
Singapore Technologies Engineering Ltd.	12,000	27,554
TransDigm Group, Inc.	19,900	1,099,873
United Technologies Corp.	58,246	4,365,538
		20,915,799
Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings, Inc.*	9,800	541,646
Deutsche Post AG (Registered)	1,211	19,610
FedEx Corp.	5,700	513,057
TNT NV	2,538	77,910
Toll Holdings Ltd.	4,606	30,101
United Parcel Service, Inc. "B"	16,800	1,161,552
Yamato Holdings Co., Ltd.	2,000	28,759
		2,372,635
Airlines 0.2%
Alaska Air Group, Inc.*	10,400	430,664
Cathay Pacific Airways Ltd.*	19,000	39,351
Deutsche Lufthansa AG (Registered)*	905	15,103
Hawaiian Holdings, Inc.*	45,600	323,760
Iberia Lineas Aereas de Espana SA*	7,961	26,397
Korean Air Lines Co., Ltd.*	6,100	381,512
Ryanair Holdings PLC (ADR)*	11,700	329,472
Singapore Airlines Ltd.	3,000	32,926
SkyWest, Inc.	29,500	441,910
Southwest Airlines Co.	26,900	354,542
		2,375,637
Building Products 0.3%
Armstrong World Industries, Inc.*	6,700	291,785
Asahi Glass Co., Ltd.	2,000	23,652
Assa Abloy AB "B" (a)	1,200	27,910
Compagnie de Saint-Gobain	14,926	729,007
Daikin Industries Ltd.	400	15,156
Geberit AG (Registered)	186	33,083
Owens Corning, Inc.* (a)	47,700	1,659,006
Universal Forest Products, Inc.	1,900	79,895
Wienerberger AG*	21,730	407,357
		3,266,851
Commercial Services & Supplies 0.6%
Babcock International Group PLC (a)	53,170	475,438
Brambles Ltd.	9,183	61,148
Consolidated Graphics, Inc.*	10,300	431,673
Dai Nippon Printing Co., Ltd.	1,000	13,795
Daiseki Co., Ltd. (a)	14,000	307,445
G4S PLC	8,103	33,123
Kimball International, Inc. "B"	5,200	41,808
M&F Worldwide Corp.*	2,000	61,320
R.R. Donnelley & Sons Co.	113,100	2,430,519
Ritchie Bros. Auctioneers, Inc.	900	21,184
Schawk, Inc.	10,800	204,660
Secom Co., Ltd.	300	12,977
Serco Group PLC	50,255	480,338
Standard Register Co. (a)	12,700	65,405
Stericycle, Inc.*	28,300	1,666,870
The Brink's Co.	14,800	394,124
United Stationers, Inc.*	7,300	446,906
World Color Press, Inc.*	825	9,982
		7,158,715
Construction & Engineering 0.3%
ACS, Actividades de Construccion y Servicios SA	1,263	56,815
Aecom Technology Corp.* (a)	15,000	451,050
Bouygues SA* (a)	9,464	471,464
Chicago Bridge & Iron Co. NV (NY Registered Shares)* (a)	16,400	384,416
EMCOR Group, Inc.*	2,900	82,824
Ferrovial SA	3,856	33,990
JGC Corp.	1,000	17,134
Koninklijke Boskalis Westminster NV	888	40,320
Leighton Holdings Ltd.	851	28,782
Shaw Group, Inc.*	32,500	1,244,100
Shui On Construction & Materials Ltd.	172,000	250,555
Skanska AB "B"	1,600	26,656
SNC-Lavalin Group, Inc.	800	39,724
URS Corp.*	6,000	308,100
Vinci SA	5,723	320,518
		3,756,448
Electrical Equipment 0.8%
A.O. Smith Corp.	8,400	433,692
ABB Ltd. (Registered)*	12,420	239,021
Alstom SA	416	24,589
AMETEK, Inc. (a)	55,500	2,400,375
Emerson Electric Co.	49,170	2,568,149
EnerSys*	1,800	46,584
Gamesa Corp. Tecnologica SA	2,181	26,957
Mitsubishi Electric Corp.	3,000	26,783
Prysmian SpA (a)	51,061	917,361
Regal-Beloit Corp.	9,000	569,430
Renewable Energy Corp. ASA*	8,000	27,448
Rockwell Automation, Inc.	3,300	200,376
Roper Industries, Inc.	32,600	1,989,252
Schneider Electric SA	412	47,064
Sumitomo Electric Industries Ltd.	1,500	18,521
Vestas Wind Systems AS*	1,946	118,717
		9,654,319
Industrial Conglomerates 0.7%
3M Co.	27,600	2,447,292
Carlisle Companies, Inc.	31,600	1,192,268
General Electric Co.	149,500	2,819,570
Hutchison Whampoa Ltd.	22,000	150,745
Keppel Corp., Ltd.	8,000	56,831
Koninklijke (Royal) Philips Electronics NV	5,988	202,345
NWS Holdings Ltd.	12,000	20,906
Orkla ASA (a)	20,400	171,957
SembCorp Industries Ltd.	7,000	21,294
Siemens AG (Registered)	10,303	1,018,582
Tredegar Corp.	27,800	474,268
		8,576,058
Machinery 1.1%
AB SKF "B" (a)	460	9,258
Atlas Copco AB "A" (a)	1,993	32,369
Atlas Copco AB "B"	209	3,060
Austal Ltd.	140,515	306,284
Bucyrus International, Inc.	3,800	239,438
Cummins, Inc.	10,300	743,969
Dover Corp.	44,340	2,315,435
Eaton Corp.	2,400	185,184
FANUC Ltd.	7,917	936,496
Gardner Denver, Inc.	5,700	286,653
Graham Corp.	5,800	103,530
Greenbrier Companies, Inc.*	5,700	92,796
Hitachi Construction Machinery Co., Ltd.	600	12,754
Illinois Tool Works, Inc.	6,200	316,820
Joy Global, Inc.	10,800	613,548
Komatsu Ltd.	61,460	1,240,368
Kone Oyj "B"	3,354	148,172
Kubota Corp.	2,000	17,589
MAN SE	54	5,113
Metso Corp.	2,681	103,474
Mitsubishi Heavy Industries Ltd.	5,000	20,126
Nordson Corp.	8,000	574,560
Oshkosh Corp.*	26,300	1,015,706
Parker Hannifin Corp.	30,600	2,116,908
Rational AG	2,200	353,164
Sandvik AB* (a)	2,914	42,181
Scania AB "B"	809	14,245
Schindler Holding AG	266	23,386
SMC Corp.	300	43,057
Tennant Co.	5,000	172,450
Timken Co.	24,900	875,982
Vallourec SA	105	20,991
Volvo AB "B"*	2,241	27,737
Wartsila Corp.	1,476	75,779
Watts Water Technologies, Inc. "A"	8,900	315,772
Zardoya Otis SA	2,082	32,550
		13,436,904
Marine 0.1%
A P Moller-Maersk AS "A" (a)	4	32,263
A P Moller-Maersk AS "B" (a)	101	837,862
International Shipholding Corp.	6,500	197,210
Kuehne & Nagel International AG (Registered)	248	25,799
Mitsui O.S.K Lines Ltd.	37,960	286,021
Orient Overseas International Ltd.*	2,500	18,818
		1,397,973
Professional Services 0.2%
Adecco SA (Registered)	573	33,771
Brunel International NV	2,539	92,850
Capita Group PLC	1,502	18,339
Diamond Management & Technology Consultants, Inc.	5,000	40,600
Experian PLC	2,421	22,401
FTI Consulting, Inc.*	12,300	505,899
Michael Page International PLC	70,685	462,197
Randstad Holding NV*	598	30,485
SFN Group, Inc.*	53,400	456,570
SGS SA (Registered)	21	27,244
Volt Information Sciences, Inc.*	6,800	85,272
		1,775,628
Road & Rail 0.2%
AMERCO*	1,900	118,655
Asciano Group*	14,876	23,051
Avis Budget Group, Inc.*	8,300	125,496
Canadian National Railway Co.	1,900	113,705
Canadian Pacific Railway Ltd.	800	47,159
Central Japan Railway Co.	2	16,294
ComfortDelGro Corp., Ltd.	25,000	28,457
DSV AS	1,933	34,417
East Japan Railway Co.	500	33,396
Kansas City Southern*	3,200	129,760
Kintetsu Corp.	10,000	31,567
MTR Corp., Ltd.	20,000	70,000
Norfolk Southern Corp.	30,900	1,833,297
Northgate PLC*	56,723	183,994
Odakyu Electric Railway Co., Ltd.	3,000	25,029
Tokyu Corp.	3,000	12,557
		2,826,834
Trading Companies & Distributors 0.4%
Aircastle Ltd.	39,900	479,199
Applied Industrial Technologies, Inc.	17,200	529,416
CAI International, Inc.*	5,200	70,772
Finning International, Inc.	1,800	35,139
Itochu Corp.	2,000	17,395
Marubeni Corp.	3,000	17,774
MISUMI Group, Inc.	19,500	387,778
Mitsubishi Corp.	38,409	911,436
Mitsui & Co., Ltd.	59,686	900,613
Noble Group Ltd.	11,000	23,803
PT AKR Corporindo Tbk	2,479,000	280,364
Sumitomo Corp.	1,600	19,363
WESCO International, Inc.* (a)	14,200	576,804
Willis Lease Finance Corp.*	2,100	29,484
Wolseley PLC*	995	25,024
		4,304,364
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	3,075	53,054
Atlantia SpA	20,025	427,367
Intoll Group (Units)	11,440	11,889
Koninklijke Vopak NV	5,303	433,506
Transurban Group (Units)	6,919	32,675
		958,491
Information Technology 9.2%
Communications Equipment 1.3%
Acme Packet, Inc.* (a)	4,000	104,560
Alcatel-Lucent*	15,034	47,980
Brocade Communications Systems, Inc.*	142,969	927,869
Cisco Systems, Inc.* (a)	270,530	7,282,667
Harris Corp.	12,700	653,796
InterDigital, Inc.* (a)	4,800	132,816
JDS Uniphase Corp.*	6,900	89,631
Loral Space & Communications, Inc.*	9,600	413,376
NETGEAR, Inc.*	18,100	489,786
Nokia Oyj* (a)	11,356	138,205
Oplink Communications, Inc.*	800	12,088
Plantronics, Inc. (a)	15,900	527,880
QUALCOMM, Inc.	86,270	3,342,100
Research In Motion Ltd.*	3,600	256,586
Telefonaktiebolaget LM Ericsson "B"	66,338	771,397
Tellabs, Inc.	17,500	158,900
		15,349,637
Computers & Peripherals 2.0%
Apple, Inc.*	43,980	11,484,058
Compal Electronics, Inc.	256,755	355,663
Dell, Inc.*	15,400	249,172
Diebold, Inc. (a)	10,400	326,040
EMC Corp.*	116,890	2,222,079
Fujitsu Ltd.	4,000	28,312
Hewlett-Packard Co.	90,297	4,692,735
Lexmark International, Inc. "A"*	8,000	296,400
NEC Corp.	9,000	29,731
SanDisk Corp.*	24,800	989,272
Seagate Technology*	72,700	1,335,499
Teradata Corp.*	27,200	790,704
Toshiba Corp.*	11,000	63,074
Western Digital Corp.*	32,300	1,327,207
		24,189,946
Electronic Equipment, Instruments & Components 1.1%
Agilysys, Inc.	21,200	230,020
Anixter International, Inc.*	6,500	340,600
Arrow Electronics, Inc.*	73,000	2,226,500
Avnet, Inc.*	55,200	1,764,744
AVX Corp.	10,000	154,500
Benchmark Electronics, Inc.*	24,300	525,852
Coherent, Inc.*	14,300	537,251
CTS Corp.	36,000	378,000
DDi Corp.*	4,100	35,096
Fujifilm Holdings Corp.	1,000	34,329
Hirose Electric Co., Ltd.	100	10,804
Hitachi Ltd.*	7,000	30,719
Hoya Corp.	800	22,005
IBIDEN Co., Ltd.	600	21,429
Ingram Micro, Inc. "A"*	34,700	630,152
Insight Enterprises, Inc.*	4,300	64,629
Itron, Inc.* (a)	8,900	708,529
Jabil Circuit, Inc.	87,100	1,334,372
Keyence Corp.	100	23,849
Kingboard Chemical Holdings Ltd.	117,500	634,619
Kyocera Corp.	300	29,507
Murata Manufacturing Co., Ltd.	400	23,545
Nan Ya Printed Circuit Board Corp.	52,000	214,727
Nidec Corp.	6,500	673,557
Nippon Electric Glass Co., Ltd.	1,000	15,258
OMRON Corp.	1,700	39,582
Plexus Corp.*	10,000	370,500
Rotork PLC	12,332	265,097
Smart Modular Technologies (WWH), Inc.*	58,000	407,160
TDK Corp.	300	18,993
Tech Data Corp.*	8,200	351,780
Venture Corp., Ltd.*	65,000	465,110
Vishay Intertechnology, Inc.* (a)	111,600	1,161,756
		13,744,571
Internet Software & Services 0.8%
AOL, Inc.*	4,600	107,456
EarthLink, Inc.	55,600	501,512
Google, Inc. "A"* (a)	9,990	5,249,146
IAC/InterActiveCorp.*	73,900	1,656,838
Internet Initiative Japan, Inc.	129	316,524
LivePerson, Inc.*	42,500	351,050
LogMeIn, Inc.*	1,200	28,068
Meetic*	6,939	190,639
ModusLink Global Solutions, Inc.*	24,600	219,678
NIC, Inc.	33,400	235,470
United Internet AG (Registered)*	25,500	384,746
Yahoo! Japan Corp.	28	10,700
		9,251,827
IT Services 1.1%
Accenture PLC "A"	20,940	913,822
Amdocs Ltd.*	3,000	95,820
Atos Origin SA*	562	28,369
Automatic Data Processing, Inc.	30,763	1,333,884
Cap Gemini SA	17,391	882,346
CGI Group, Inc. "A"*	2,000	29,612
CIBER, Inc.*	43,800	173,886
Cognizant Technology Solutions Corp. "A"*	8,200	419,676
Computer Sciences Corp.*	10,800	565,812
DST Systems, Inc.	7,300	309,885
iGATE Corp.	53,700	664,806
Indra Sistemas SA	1,676	33,422
International Business Machines Corp.	47,640	6,145,560
Lionbridge Technologies, Inc.*	9,800	53,018
MAXIMUS, Inc.	8,100	501,471
Ness Technologies, Inc.*	16,100	104,167
Telvent GIT SA*	12,500	361,250
Unisys Corp.*	17,700	495,954
VeriFone Holdings, Inc.*	26,400	502,392
		13,615,152
Office Electronics 0.1%
Canon, Inc.	23,934	1,092,706
Konica Minolta Holdings, Inc.	1,000	12,588
Neopost SA	285	22,656
Ricoh Co., Ltd.	3,000	51,278
Xerox Corp.	58,600	638,740
		1,817,968
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC	156,391	605,266
ASML Holding NV	5,337	173,970
Broadcom Corp. "A"	87,480	3,017,185
Cirrus Logic, Inc.*	24,500	311,395
Entegris, Inc.*	11,600	71,804
Infineon Technologies AG*	2,406	17,065
Intel Corp.	166,100	3,792,063
Lam Research Corp.*	6,300	255,465
Lattice Semiconductor Corp.*	87,100	459,017
Micron Technology, Inc.* (a)	61,100	571,285
Photronics, Inc.*	42,100	229,445
RF Micro Devices, Inc.* (a)	52,500	295,050
ROHM Co., Ltd.	200	14,874
STMicroelectronics NV	4,632	43,329
Texas Instruments, Inc.	56,000	1,456,560
Tokyo Electron Ltd.	300	19,827
Volterra Semiconductor Corp.*	18,200	436,072
		11,769,672
Software 1.8%
Autonomy Corp. PLC*	5,621	154,673
Check Point Software Technologies Ltd.*	27,200	968,864
Concur Technologies, Inc.* (a)	27,500	1,152,525
Dassault Systemes SA	485	31,644
ePlus, Inc.*	900	16,749
Manhattan Associates, Inc.*	16,200	464,292
Microsoft Corp.	314,700	9,610,938
MicroStrategy, Inc. "A"* (a)	5,000	383,000
Nintendo Co., Ltd.	3,159	1,061,709
Norkom Group PLC*	92,646	197,190
Oracle Corp.	154,900	4,002,616
Renaissance Learning, Inc. (a)	1,800	25,578
Rovi Corp.*	7,300	284,554
SAP AG	3,778	182,008
Solera Holdings, Inc.	16,300	633,581
Symantec Corp.*	63,500	1,064,895
The Sage Group PLC	33,540	125,709
TIBCO Software, Inc.*	18,900	215,460
TiVo, Inc.*	21,500	376,680
Trend Micro, Inc.	500	16,819
VanceInfo Technologies, Inc. (ADR)* (a)	20,000	477,000
VMware, Inc. "A"*	8,900	548,596
		21,995,080
Materials 3.2%
Chemicals 1.5%
A. Schulman, Inc. (a)	14,100	366,741
Air Liquide SA	760	87,947
Air Products & Chemicals, Inc.	26,599	2,042,271
Akzo Nobel NV	2,155	126,671
Asahi Kasei Corp.	4,000	22,346
Ashland, Inc.	26,900	1,602,164
BASF SE (a)	15,988	934,825
Cabot Corp.	8,900	289,606
Celanese Corp. "A"	24,700	790,153
Cytec Industries, Inc.	9,500	456,570
E.I. du Pont de Nemours & Co.	47,000	1,872,480
Ferro Corp.*	9,600	104,832
Givaudan SA (Registered)	43	37,431
Huntsman Corp.	76,800	876,288
Incitec Pivot Ltd.	4,325	12,738
Innophos Holdings, Inc.	4,600	131,054
JSR Corp.	600	12,199
K+S AG	233	13,374
Koninklijke DSM NV	1,511	67,360
Kuraray Co., Ltd.	1,000	13,115
Linde AG	4,399	526,020
Lubrizol Corp.	13,700	1,237,658
LyondellBasell Industries "A"*	5,703	118,052
LyondellBasell Industries "B"*	5,148	115,830
Mitsubishi Chemical Holdings Corp.	3,500	18,672
Nitto Denko Corp.	500	19,575
Omnova Solutions, Inc.*	59,600	455,940
PolyOne Corp.*	44,500	503,295
Potash Corp. of Saskatchewan, Inc.	500	55,242
Praxair, Inc.	21,515	1,802,312
Shin-Etsu Chemical Co., Ltd.	15,891	917,613
Showa Denko KK	5,000	11,439
Solvay SA	1,533	145,842
Stepan Co.	6,200	469,650
Sumitomo Chemical Co., Ltd.	6,000	28,358
Syngenta AG (Registered)	534	135,597
Taiyo Nippon Sanso Corp.	4,000	35,970
Teijin Ltd.	4,000	12,675
The Mosaic Co.	29,000	1,483,060
Toray Industries, Inc.	4,000	22,822
Ube Industries Ltd.	4,000	10,061
Umicore* (a)	3,301	120,048
W.R. Grace & Co.*	2,200	63,558
Westlake Chemical Corp. (a)	3,500	98,280
Yara International ASA	4,380	152,896
		18,420,630
Construction Materials 0.2%
CRH PLC (b)	8,310	233,133
CRH PLC (b)	32,762	932,970
HeidelbergCement AG (a)	13,499	839,086
Holcim Ltd. (Registered)*	1,277	95,759
Lafarge SA	989	71,938
Martin Marietta Materials, Inc. (a)	2,800	268,464
		2,441,350
Containers & Packaging 0.4%
Boise, Inc.*	18,700	128,843
FP Corp.	4,300	197,790
Owens-Illinois, Inc.*	47,800	1,694,032
Sonoco Products Co.	59,965	1,986,640
Temple-Inland, Inc.	15,300	356,796
Toyo Seikan Kaisha Ltd.	800	13,712
		4,377,813
Metals & Mining 0.7%
Agnico-Eagle Mines Ltd.	300	19,028
Anglo American PLC*	1,879	80,475
ArcelorMittal	3,095	121,925
Barrick Gold Corp.	1,600	69,777
BHP Billiton Ltd.	23,103	844,010
BHP Billiton PLC	2,896	88,972
Cliffs Natural Resources, Inc.	6,700	418,951
Freeport-McMoRan Copper & Gold, Inc.	35,800	2,703,974
Goldcorp, Inc.	1,300	56,195
Ivanhoe Mines Ltd.*	800	12,735
JFE Holdings, Inc.	2,200	79,259
Kinross Gold Corp. (b)	1,300	24,828
Kinross Gold Corp. (b)	62,114	1,178,303
Kobe Steel Ltd.	9,000	20,307
Mitsubishi Materials Corp.*	4,000	11,889
Newcrest Mining Ltd.	837	25,163
Nippon Steel Corp.	24,000	85,828
Norsk Hydro ASA*	16,600	128,613
North American Palladium Ltd.*	51,400	239,010
Northam Platinum Ltd.	35,301	249,737
OneSteel Ltd.	3,472	11,139
Outokumpu Oyj	1,840	39,054
Randgold Resources Ltd. (ADR) (a)	3,500	294,840
Rautaruukki Oyj (a)	1,934	40,693
Reliance Steel & Aluminum Co.	9,200	449,052
Rio Tinto Ltd.	759	49,378
Rio Tinto PLC	1,711	86,310
SSAB AB "A"	3,897	69,009
SSAB AB "B"	2,451	38,479
Steel Dynamics, Inc.	29,600	465,016
Sumitomo Metal Industries Ltd.	17,000	46,272
Sumitomo Metal Mining Co., Ltd.	2,000	29,638
Sutor Technology Group Ltd.*	13,500	37,125
Teck Resources Ltd. "B"*	800	31,439
ThyssenKrupp AG	652	21,356
Vedanta Resources PLC	477	18,381
Vista Gold Corp.*	45,700	113,793
voestalpine AG	9,985	376,954
Xstrata PLC	16,112	266,811
		8,943,718
Paper & Forest Products 0.4%
Buckeye Technologies, Inc.*	18,200	256,984
Clearwater Paper Corp.* (a)	7,542	480,275
Domtar Corp.* (a)	5,700	403,788
Holmen AB "B"	1,156	29,309
International Paper Co.	52,700	1,409,198
KapStone Paper & Packaging Corp.*	21,400	276,060
MeadWestvaco Corp.	12,200	331,474
Nippon Paper Group, Inc.	500	14,077
OJI Paper Co., Ltd.	3,000	14,149
Schweitzer-Mauduit International, Inc.	12,500	711,500
Stora Enso Oyj "R"	10,870	91,151
Svenska Cellulosa AB "B" (a)	10,942	143,331
UPM-Kymmene Oyj	9,755	140,840
		4,302,136
Telecommunication Services 2.2%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	224,347	5,846,483
BCE, Inc. (b)	48,023	1,445,492
BCE, Inc. (b)	6,100	183,276
Belgacom SA (a)	11,484	402,751
BT Group PLC	32,185	62,328
Cable & Wireless Communications PLC	10,538	9,945
Cable & Wireless Worldwide PLC*	10,538	13,931
CenturyTel, Inc.	76,035	2,593,554
Deutsche Telekom AG (ADR)	92,692	1,111,377
Deutsche Telekom AG (Registered)	44,506	578,717
France Telecom SA	48,917	1,072,275
Frontier Communications Corp. (a)	21,600	171,936
HickoryTech Corp.	4,800	40,656
Iliad SA	233	23,274
Koninklijke (Royal) KPN NV (a)	35,041	523,911
Nippon Telegraph & Telephone Corp.	7,800	316,610
Qwest Communications International, Inc.	194,500	1,017,235
Singapore Telecommunications Ltd.	125,000	277,358
SureWest Communications*	3,500	30,100
Swisscom AG (Registered)	1,626	551,209
Tele2 AB "B"	3,037	51,623
Telecom Italia SpA*	280,109	392,056
Telecom Italia SpA (RSP)*	168,869	190,742
Telefonica SA	23,900	536,718
Telenor ASA*	22,700	324,316
TeliaSonera AB	15,956	109,597
Telstra Corp., Ltd.	99,975	292,653
Telus Corp.	700	24,856
Telus Corp. (Non-Voting Shares)	600	22,197
Verizon Communications, Inc.	98,497	2,845,578
		21,062,754
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	28,800	1,175,328
China Mobile Ltd.	25,741	252,033
KDDI Corp.	45	218,171
Millicom International Cellular SA (SDR)	604	52,903
Mobistar SA	2,118	129,642
NTT DoCoMo, Inc.	235	365,539
Rogers Communications, Inc. "B"	3,600	128,328
Softbank Corp.	11,200	250,672
StarHub Ltd.	15,000	25,420
USA Mobility, Inc.*	33,300	464,202
Vodafone Group PLC	434,456	965,798
Vodafone Group PLC (ADR)	82,725	1,836,495
		5,864,531
Utilities 2.2%
Electric Utilities 1.4%
Allegheny Energy, Inc. (a)	77,877	1,696,161
American Electric Power Co., Inc.	44,362	1,521,617
Chubu Electric Power Co., Inc.	5,700	132,318
Chugoku Electric Power Co., Inc.	1,200	22,915
CLP Holdings Ltd.	18,000	126,070
Duke Energy Corp.	63,122	1,059,187
E.ON AG (a)	2,824	104,283
Edison International	22,500	773,325
EDP — Energias de Portugal SA	34,697	123,337
Electricite de France	11,684	628,592
Enel SpA	33,938	176,998
Entergy Corp.	16,241	1,320,231
Exelon Corp.	50,598	2,205,567
FirstEnergy Corp.	67,499	2,556,187
Fortis, Inc.	4,700	129,784
Fortum Oyj	60,733	1,573,537
Hokkaido Electric Power Co., Inc.	1,900	36,885
Hokuriku Electric Power Co.	1,600	33,028
HongKong Electric Holdings Ltd.	11,500	67,934
Iberdrola SA	13,150	104,752
IDACORP, Inc.	15,100	544,808
Kansai Electric Power Co., Inc.	6,500	144,600
Kyushu Electric Power Co., Inc.	3,200	64,743
PNM Resources, Inc.	38,600	524,574
Scottish & Southern Energy PLC	4,572	75,425
Shikoku Electric Power Co., Inc.	1,500	40,151
Southern Co.	39,038	1,349,153
SP Ausnet	149,825	122,284
Tohoku Electric Power Co., Inc.	4,600	93,769
Tokyo Electric Power Co., Inc.	10,900	273,474
		17,625,689
Gas Utilities 0.1%
Enagas	870	17,381
Gas Natural SDG SA	1,085	18,584
Hong Kong & China Gas Co., Ltd.	39,600	96,070
National Fuel Gas Co.	4,500	234,090
Osaka Gas Co., Ltd.	22,000	76,503
Snam Rete Gas SpA	9,690	45,914
Southwest Gas Corp.	9,400	292,340
Toho Gas Co., Ltd.	6,000	30,336
Tokyo Gas Co., Ltd.	19,000	80,609
		891,827
Independent Power Producers & Energy Traders 0.1%
Calpine Corp.*	10,100	137,663
Constellation Energy Group, Inc.	6,300	222,705
Drax Group PLC	2,119	11,717
EDP Renovaveis SA*	6,197	44,021
Electric Power Development Co., Ltd.	1,000	30,817
Iberdrola Renovables SA	4,169	16,174
International Power PLC	8,058	40,713
NRG Energy, Inc.*	33,267	804,063
TransAlta Corp.	5,900	121,392
		1,429,265
Multi-Utilities 0.6%
AGL Energy Ltd.	43,712	604,717
Ameren Corp.	8,000	207,680
Canadian Utilities Ltd. "A"	1,800	80,396
Centrica PLC	22,726	101,851
Consolidated Edison, Inc.	7,800	352,560
DTE Energy Co.	11,600	558,772
GDF Suez (a)	2,378	84,732
Integrys Energy Group, Inc. (a)	21,500	1,066,615
MDU Resources Group, Inc.	10,000	212,000
National Grid PLC	8,812	85,087
NSTAR	6,700	245,220
PG&E Corp. (a)	62,513	2,738,069
Public Service Enterprise Group, Inc.	13,100	420,903
RWE AG	838	68,572
Suez Environnement Co.	863	18,719
United Utilities Group PLC	4,223	34,646
Veolia Environnement	995	31,266
		6,911,805
Water Utilities 0.0%
Severn Trent PLC	1,502	26,618
Total Common Stocks (Cost $554,695,708)		669,394,411

Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	418	24,287
Volkswagen AG	394	37,989
		62,276
Consumer Staples 0.0%
Henkel AG & Co. KGaA (a)	5,958	318,822
Health Care 0.0%
Fresenius SE	295	21,347
Total Preferred Stocks (Cost $334,351)		402,445

Rights 0.0%
Industrials
Renewable Energy Corp. ASA, Expiration Date 5/20/2010* (Cost $0)	4,000	5,547

Warrants 0.0%
Consumer Discretionary 0.0%
Readers Digest Association, Inc., Expiration Date 2/15/2017*	207	0
Financials 0.0%
Henderson Land Development Co., Ltd., Expiration Date 12/31/2011*	800	340
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	75,400	0
		340
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	934	4,437
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/12*	12,800	25,614
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	506	0
Total Warrants (Cost $90,209)		30,391
		Principal Amount ($) (c)	Value ($)

Corporate Bonds 5.7%
Consumer Discretionary 0.6%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		135,000	137,025
8.75%, 6/1/2019		120,000	127,200
American Achievement Corp., 144A, 8.25%, 4/1/2012		45,000	44,888
Ameristar Casinos, Inc., 9.25%, 6/1/2014		75,000	78,750
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		105,000	100,800
8.0%, 3/15/2014		50,000	50,187
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		75,000	34,500
Carrols Corp., 9.0%, 1/15/2013		45,000	46,012
CBS Corp., 7.875%, 7/30/2030		1,250,000	1,418,785
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		15,000	16,013
Series B, 144A, 9.25%, 12/15/2017		20,000	21,425
DirecTV Holdings LLC, 144A, 6.35%, 3/15/2040		196,000	202,459
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	131,300
7.125%, 2/1/2016		95,000	96,425
Dollarama Group Holdings LP, 7.206%***, 8/15/2012 (d)		108,000	108,000
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		100,000	1,375
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		45,000	50,119
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	89,212
Hertz Corp., 8.875%, 1/1/2014		195,000	201,337
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		50,000	46,250
Lamar Media Corp., Series C, 6.625%, 8/15/2015		20,000	19,400
MGM MIRAGE:
144A, 10.375%, 5/15/2014		65,000	71,175
144A, 11.125%, 11/15/2017		85,000	96,581
NBC Universal, Inc., 144A, 5.15%, 4/30/2020		310,000	313,618
Norcraft Holdings LP, 9.75%, 9/1/2012		114,000	107,872
Penske Automotive Group, Inc., 7.75%, 12/15/2016		180,000	176,400
Sabre Holdings Corp., 8.35%, 3/15/2016		80,000	77,200
Simmons Co., 10.0%, 12/15/2014**		310,000	5,813
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		25,000	25,565
TCI Communications, Inc., 8.75%, 8/1/2015		638,000	779,239
Time Warner Cable, Inc., 8.25%, 2/14/2014		500,000	590,229
Time Warner, Inc., 5.875%, 11/15/2016		540,000	599,589
Travelport LLC:
4.877%***, 9/1/2014		70,000	67,725
9.875%, 9/1/2014		15,000	15,769
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		20,000	100
United Components, Inc., 9.375%, 6/15/2013		15,000	15,075
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	90,000	122,239
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		124,028	53,332
Viacom, Inc., 6.875%, 4/30/2036		700,000	765,509
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		70,000	75,600
Young Broadcasting, Inc., 8.75%, 1/15/2014**		430,000	989
			6,981,081
Consumer Staples 0.6%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		1,750,000	2,106,363
CVS Caremark Corp.:
6.125%, 9/15/2039		925,000	948,561
6.25%, 6/1/2027		1,200,000	1,284,971
General Nutrition Centers, Inc., 5.75%***, 3/15/2014 (PIK)		55,000	52,387
Kraft Foods, Inc., 5.375%, 2/10/2020		2,510,000	2,603,407
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		526,750	460,906
SUPERVALU, Inc., 8.0%, 5/1/2016		35,000	35,613
			7,492,208
Energy 0.6%
Anadarko Petroleum Corp., 6.45%, 9/15/2036		750,000	779,101
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018		185,000	204,887
Belden & Blake Corp., 8.75%, 7/15/2012		416,000	395,200
Bristow Group, Inc., 7.5%, 9/15/2017		95,000	96,069
Chaparral Energy, Inc., 8.5%, 12/1/2015		120,000	117,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018		50,000	48,250
6.875%, 1/15/2016		45,000	44,888
6.875%, 11/15/2020		25,000	24,375
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,106,809
El Paso Corp., 7.25%, 6/1/2018		90,000	93,547
Enterprise Products Operating LLC, 6.125%, 10/15/2039		860,000	879,547
Frontier Oil Corp., 6.625%, 10/1/2011		65,000	65,406
KCS Energy, Inc., 7.125%, 4/1/2012		345,000	345,000
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015		197,000	215,804
6.5%, 9/1/2039		300,000	317,966
7.3%, 8/15/2033		1,140,000	1,318,140
Linn Energy LLC, 144A, 11.75%, 5/15/2017		120,000	136,800
Newfield Exploration Co., 7.125%, 5/15/2018		135,000	139,050
OPTI Canada, Inc.:
7.875%, 12/15/2014		125,000	119,063
8.25%, 12/15/2014		45,000	43,200
Petrohawk Energy Corp., 7.875%, 6/1/2015		50,000	51,625
Plains Exploration & Production Co., 7.0%, 3/15/2017		65,000	64,350
Quicksilver Resources, Inc., 7.125%, 4/1/2016		80,000	77,400
Regency Energy Partners LP:
8.375%, 12/15/2013		105,000	108,413
144A, 9.375%, 6/1/2016		125,000	134,062
Stone Energy Corp., 6.75%, 12/15/2014		95,000	87,875
Whiting Petroleum Corp., 7.25%, 5/1/2013		20,000	20,250
Williams Partners LP, 144A, 6.3%, 4/15/2040		440,000	455,794
			7,489,871
Financials 1.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		190,000	181,450
American Express Co., 7.0%, 3/19/2018		1,411,000	1,613,350
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		111,800	67,080
Bank of America Corp., 7.625%, 6/1/2019		1,550,000	1,769,353
Barclays Bank PLC:
Series 1, 5.0%, 9/22/2016		320,000	331,548
5.2%, 7/10/2014		285,000	305,676
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		45,000	7,538
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		105,000	108,675
Citigroup, Inc.:
6.125%, 5/15/2018		1,500,000	1,555,449
8.5%, 5/22/2019		474,000	559,570
Conproca SA de CV, REG S, 12.0%, 6/16/2010		297,635	301,228
Credit Suisse AG, 5.4%, 1/14/2020		322,000	327,820
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		60,000	62,250
FCE Bank PLC, 9.375%, 1/17/2014	EUR	100,000	143,797
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		395,000	407,987
9.875%, 8/10/2011		285,000	301,598
General Electric Capital Corp., Series A, 5.25%, 10/19/2012		1,750,000	1,885,557
GMAC, Inc., 6.875%, 9/15/2011		459,000	467,032
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		570,000	525,917
iPayment, Inc., 9.75%, 5/15/2014		80,000	73,800
KeyBank NA, 5.7%, 11/1/2017		950,000	958,738
Lincoln National Corp., 8.75%, 7/1/2019		710,000	885,677
MetLife, Inc.:
6.75%, 6/1/2016		405,000	460,620
7.717%, 2/15/2019		750,000	888,233
Morgan Stanley:
Series F, 6.625%, 4/1/2018		900,000	954,223
7.3%, 5/13/2019		450,000	494,135
National Money Mart Co., 144A, 10.375%, 12/15/2016		115,000	121,900
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**		290,000	51,475
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		100,000	98,000
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		105,000	109,200
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,448,908
Principal Financial Group, Inc., 7.875%, 5/15/2014		1,170,000	1,330,553
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		350,000	374,521
6.2%, 1/15/2015		390,000	433,543
7.375%, 6/15/2019		115,000	135,453
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		17,000	17,850
Simon Property Group LP, (REIT), 6.75%, 5/15/2014		225,000	251,440
Sprint Capital Corp.:
7.625%, 1/30/2011		75,000	76,969
8.375%, 3/15/2012		310,000	327,050
Telecom Italia Capital SA, 5.25%, 11/15/2013		800,000	842,299
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		1,500,000	1,553,854
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		235,000	24
UCI Holdco, Inc., 8.257%***, 12/15/2013 (PIK)		128,302	124,453
Virgin Media Finance PLC, 8.75%, 4/15/2014		90,000	91,912
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	250,000	352,834
144A, 12.0%, 12/1/2015		75,000	80,063
			23,460,602
Health Care 0.5%
Community Health Systems, Inc., 8.875%, 7/15/2015		425,000	446,250
Express Scripts, Inc.:
6.25%, 6/15/2014		930,000	1,042,988
7.25%, 6/15/2019		960,000	1,134,983
HCA, Inc.:
144A, 8.5%, 4/15/2019		150,000	164,812
9.125%, 11/15/2014		115,000	122,331
9.25%, 11/15/2016		430,000	464,937
9.625%, 11/15/2016 (PIK)		131,000	142,463
HEALTHSOUTH Corp., 10.75%, 6/15/2016		60,000	65,400
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	97,613
Medco Health Solutions, Inc., 7.125%, 3/15/2018		1,499,000	1,741,295
Quest Diagnostics, Inc., 6.95%, 7/1/2037		845,000	965,543
The Cooper Companies, Inc., 7.125%, 2/15/2015		150,000	150,562
Valeant Pharmaceuticals International, 8.375%, 6/15/2016		55,000	57,750
			6,596,927
Industrials 0.3%
Actuant Corp., 6.875%, 6/15/2017		60,000	59,325
ARAMARK Corp., 8.5%, 2/1/2015		30,000	30,788
BE Aerospace, Inc., 8.5%, 7/1/2018		160,000	171,200
Belden, Inc., 7.0%, 3/15/2017		75,000	73,875
Cenveo Corp., 144A, 10.5%, 8/15/2016		25,000	26,125
Congoleum Corp., 8.625%, 8/1/2008**		572,000	111,540
Corrections Corp. of America, 7.75%, 6/1/2017		30,000	31,800
CSX Corp.:
6.15%, 5/1/2037		650,000	679,014
6.25%, 3/15/2018		710,000	791,666
Esco Corp., 144A, 4.132%***, 12/15/2013		50,000	46,375
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		60,000	60,675
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		90,000	86,850
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		65,000	66,300
7.625%, 12/1/2013		400,000	411,000
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		90,000	93,713
Mobile Mini, Inc., 9.75%, 8/1/2014		90,000	93,825
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		115,000	117,875
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	48,293
Titan International, Inc., 8.0%, 1/15/2012		265,000	267,650
TransDigm, Inc., 7.75%, 7/15/2014		45,000	45,956
United Rentals North America, Inc.:
7.0%, 2/15/2014		210,000	205,275
10.875%, 6/15/2016		130,000	146,250
			3,665,370
Information Technology 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		105,000	76,913
L-3 Communications Corp.:
5.875%, 1/15/2015		105,000	106,575
Series B, 6.375%, 10/15/2015		115,000	117,731
MasTec, Inc., 7.625%, 2/1/2017		105,000	101,981
SunGard Data Systems, Inc., 10.25%, 8/15/2015		255,000	268,706
Vangent, Inc., 9.625%, 2/15/2015		80,000	75,400
			747,306
Materials 0.4%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		45,000	40,725
Clondalkin Acquisition BV, 144A, 2.257%***, 12/15/2013		90,000	85,050
CPG International I, Inc., 10.5%, 7/1/2013		195,000	196,950
Crown Americas LLC, 144A, 7.625%, 5/15/2017		30,000	31,238
Domtar Corp., 10.75%, 6/1/2017		70,000	85,750
Dow Chemical Co., 8.55%, 5/15/2019		1,475,000	1,802,328
Exopack Holding Corp., 11.25%, 2/1/2014		255,000	268,387
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		622,934	529,494
10.0%, 3/31/2015		613,760	521,696
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017		50,000	52,750
Graphic Packaging International, Inc., 9.5%, 6/15/2017		85,000	91,375
Hexcel Corp., 6.75%, 2/1/2015		305,000	303,475
Innophos, Inc., 8.875%, 8/15/2014		35,000	36,050
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		40,000	36,900
NewMarket Corp., 7.125%, 12/15/2016		195,000	194,025
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		160,000	169,600
Radnor Holdings Corp., 11.0%, 3/15/2010**		120,000	12
Silgan Holdings, Inc., 7.25%, 8/15/2016		80,000	83,400
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	96,900
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		141,295	120,807
			4,746,912
Telecommunication Services 0.4%
American Tower Corp., 7.0%, 10/15/2017		810,000	905,175
AT&T Mobility LLC, 6.5%, 12/15/2011		1,125,000	1,218,385
Cricket Communications, Inc.:
9.375%, 11/1/2014 (a)		160,000	165,400
10.0%, 7/15/2015		155,000	163,913
ERC Ireland Preferred Equity Ltd., 144A, 7.662%***, 2/15/2017 (PIK)	EUR	252,950	129,340
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012**		48,802	18,545
Intelsat Corp.:
9.25%, 8/15/2014		30,000	31,050
9.25%, 6/15/2016		415,000	437,825
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		190,000	197,600
iPCS, Inc., 2.374%***, 5/1/2013		35,000	33,075
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (a)		205,000	212,687
Millicom International Cellular SA, 10.0%, 12/1/2013		270,000	280,125
Telesat Canada, 11.0%, 11/1/2015		245,000	274,400
Windstream Corp.:
7.0%, 3/15/2019		90,000	84,825
7.875%, 11/1/2017		90,000	89,325
8.625%, 8/1/2016		15,000	15,356
			4,257,026
Utilities 0.3%
AES Corp.:
8.0%, 10/15/2017		110,000	113,300
8.0%, 6/1/2020		95,000	97,375
144A, 8.75%, 5/15/2013		230,000	233,450
DTE Energy Co., 7.625%, 5/15/2014		305,000	351,991
Energy Future Holdings Corp., 10.875%, 11/1/2017		65,000	51,188
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		838,000	840,110
Kinder Morgan, Inc., 6.5%, 9/1/2012		45,000	47,306
Mirant Americas Generation LLC, 8.3%, 5/1/2011		130,000	133,575
Mirant North America LLC, 7.375%, 12/31/2013		60,000	61,650
NRG Energy, Inc.:
7.25%, 2/1/2014		180,000	182,475
7.375%, 2/1/2016		165,000	163,350
7.375%, 1/15/2017		260,000	256,100
NV Energy, Inc.:
6.75%, 8/15/2017		80,000	81,967
8.625%, 3/15/2014		31,000	31,814
Sempra Energy, 6.5%, 6/1/2016		625,000	710,603
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		105,000	78,750
			3,435,004
Total Corporate Bonds (Cost $65,233,004)			68,872,307

Asset-Backed 0.2%
Automobile Receivables 0.1%
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		1,517,000	1,620,108
Credit Card Receivables 0.1%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.354%***, 5/16/2016		1,300,000	1,314,447
Total Asset-Backed (Cost $2,833,875)			2,934,555

Mortgage-Backed Securities Pass-Throughs 5.7%
Federal Home Loan Bank, 6.0%, 11/1/2021		634,868	691,766
Federal National Mortgage Association:
3.629%***, 3/1/2036		2,631,578	2,776,315
4.5%, with various maturities from 9/1/2020 until 11/1/2028 (e)		10,593,798	10,979,242
4.839%***, 8/1/2037		1,315,787	1,384,906
5.0%, with various maturities from 7/1/2035 until 2/1/2038		18,885,606	19,688,732
5.5%, with various maturities from 4/1/2035 until 4/1/2038 (e)		14,551,795	15,366,603
6.0%, with various maturities from 10/1/2035 until 8/1/2037 (e)		15,475,631	16,519,215
6.5%, with various maturities from 4/1/2017 until 11/1/2034 (e)		575,496	623,629
8.0%, 9/1/2015		385,364	420,123
Government National Mortgage Association, 6.5%, 8/20/2034		270,925	298,092
Total Mortgage-Backed Securities Pass-Throughs (Cost $67,214,661)			68,748,623

Commercial Mortgage-Backed Securities 0.9%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-2, 5.689%***, 4/10/2049		1,500,000	1,467,713
"A4", Series 2007-4, 5.744%***, 2/10/2051		2,000,000	2,049,009
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/11/2050		1,350,000	1,342,497
LB-UBS Commercial Mortgage Trust:
"A4", Series 2006-C1, 5.156%, 2/15/2031		2,570,000	2,641,962
"A3", Series 2006-C7, 5.347%, 11/15/2038		1,100,000	1,104,346
"A4", Series 2007-C6, 5.858%, 7/15/2040		1,800,000	1,801,412
Total Commercial Mortgage-Backed Securities (Cost $9,386,653)			10,406,939

Collateralized Mortgage Obligation 0.2%
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.823%***, 2/25/2048 (Cost $2,766,754)		2,761,348	2,769,203

Government & Agency Obligations 16.0%
Sovereign Bonds 3.3%
Federal Republic of Germany, 2.25%, 4/15/2013	EUR	789,042	1,129,152
Government of Canada, 4.0%, 12/1/2031	CAD	1,593,686	2,308,130
Government of France:
1.0%, 7/25/2017	EUR	941,662	1,280,242
1.6%, 7/25/2011	EUR	2,731,121	3,764,750
2.25%, 7/25/2020	EUR	983,596	1,442,403
3.15%, 7/25/2032	EUR	2,705,030	4,778,618
Government of Japan, Series 9, 1.1%, 9/10/2016	JPY	237,600,000	2,510,438
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	9,500,000	1,777,184
Republic of Italy, 2.1%, 9/15/2017	EUR	4,218,361	5,832,492
Republic of Poland, 6.375%, 7/15/2019		385,000	424,350
State of Qatar, 144A, 6.4%, 1/20/2040		350,000	366,625
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	2,167,260	3,588,695
1.25%, 11/22/2032	GBP	504,660	837,395
1.875%, 11/22/2022	GBP	1,438,614	2,506,409
2.0%, 1/26/2035	GBP	847,000	2,037,990
2.5%, 8/16/2013	GBP	450,000	1,873,099
2.5%, 7/26/2016	GBP	398,000	1,856,501
2.5%, 4/16/2020	GBP	361,000	1,702,719
			40,017,192
US Treasury Obligations 12.7%
US Treasury Bills:
0.18%****, 9/16/2010 (f)		257,000	256,814
0.22%****, 9/16/2010 (f)		15,203,000	15,191,978
US Treasury Bonds:
4.75%, 2/15/2037		7,000,000	7,304,066
5.375%, 2/15/2031		9,250,000	10,501,635
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025		4,168,134	4,537,731
3.625%, 4/15/2028		2,010,075	2,557,034
3.875%, 4/15/2029		1,648,025	2,184,277
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		668,568	716,256
2.0%, 1/15/2014		428,141	458,546
2.0%, 1/15/2016		1,748,308	1,884,622
2.375%, 4/15/2011		3,330,478	3,433,516
2.375%, 1/15/2017		2,740,613	3,015,529
2.5%, 7/15/2016		1,819,108	2,022,337
US Treasury Notes:
0.875%, 3/31/2011		20,000,000	20,081,240
1.75%, 1/31/2014 (a)		33,000,000	32,827,278
3.625%, 2/15/2020 (a)		14,000,000	13,958,434
4.5%, 11/15/2015 (a)		30,000,000	33,028,140
			153,959,433
Total Government & Agency Obligations (Cost $189,621,514)			193,976,625

Loan Participations and Assignments 0.1%
Senior Loans***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010**		233,333	0
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.273%, 3/26/2014		49,416	42,513
Letter of Credit, 2.29%, 3/26/2014		2,939	2,529
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013		119,868	115,822
Term Loan C2, 2.563%, 5/6/2013		32,276	31,187
IASIS Healthcare LLC, Term Loan, 5.588%, 6/13/2014 (PIK)		253,736	242,635
Sabre, Inc., Term Loan B, 2.273%, 9/30/2014		77,940	74,157
Sbarro, Inc., Term Loan, 4.762%, 1/31/2014		55,000	52,594
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.751%, 10/10/2014		41,353	34,022
Term Loan B3, 3.751%, 10/10/2014		364,800	298,073
Total Loan Participations and Assignments (Cost $1,209,339)			893,532

Municipal Bonds and Notes 0.0%
Illinois, State General Obligation, 4.421%, 1/1/2015 (g) (Cost $450,000)		450,000	457,974

Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (h)		889,000	758,557
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	115,620
Total Preferred Securities (Cost $1,027,144)			874,177
	Shares	Value ($)

Exchange-Traded Funds 7.9%
iShares Barclays Aggregate Bond Fund	545,416	57,235,955
iShares MSCI Japan Index Fund (a)	186,293	1,935,584
Vanguard Emerging Markets	866,718	36,454,159
Total Exchange-Traded Funds (Cost $76,193,923)		95,625,698

Securities Lending Collateral 10.8%
Daily Assets Fund Institutional, 0.25% (i) (j) (Cost $130,131,305)	130,131,305	130,131,305

Cash Equivalents 8.4%
Central Cash Management Fund, 0.21% (i) (Cost $101,481,139)	101,481,139	101,481,139
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,202,669,579+	111.4	1,347,004,871
Other Assets and Liabilities, Net (a)	(11.4)	(137,383,726)
Net Assets	100.0	1,209,621,145
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	233,333	USD	233,333	0
Buffalo Thunder Development Authority	9.375%	12/15/2014	45,000	USD	45,000	7,538
CanWest MediaWorks LP	9.25%	8/1/2015	75,000	USD	75,000	34,500
Congoleum Corp.	8.625%	8/1/2008	572,000	USD	573,205	111,540
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	100,000	USD	100,000	1,375
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	48,802	USD	46,440	18,545
New ASAT (Finance) Ltd.	9.25%	2/1/2011	290,000	USD	253,681	51,475
Radnor Holdings Corp.	11.0%	3/15/2010	120,000	USD	79,038	12
Simmons Co.	10.0%	12/15/2014	310,000	USD	256,650	5,813
Tropicana Entertainment LLC	9.625%	12/15/2014	235,000	USD	172,931	24
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	USD	19,175	100
Young Broadcasting, Inc.	8.75%	1/15/2014	430,000	USD	367,438	989
					2,221,891	231,911
*** These securities are shown at their current rate as of April 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.
**** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $1,229,917,711. At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $117,087,160. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $161,405,273 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $44,318,113.
(a) All or a portion of these securities were on loan amounting to $117,689,118. In addition, included in other assets and liabilities, net are pending sales, amounting to $7,367,180, that are also on loan (see notes to Financial Statements). The value of all securities loaned at April 30, 2010 amounted to $125,056,298 which is 10.3% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Principal amount stated in US dollars unless otherwise noted.
(d) Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(e) When-issued or delayed delivery security included.
(f) At April 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g) Taxable issue.
(h) Date shown is call date; not a maturity date for the perpetual preferred securities.
(i) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen

FDIC: Federal Deposit Insurance Corp.

FDR: Fiduciary Depositary Receipt

MSCI: Morgan Stanley Capital International

PIK: Denotes that all or a portion of the income is paid in-kind.

PPS: Price Protected Shares

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act.

REIT: Real Estate Investment Trust.

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	6/21/2010	40	4,637,133	(31,490)
10 Year US Treasury Note	USD	6/21/2010	785	92,556,406	1,950,055
5 Year US Treasury Note	USD	6/30/2010	1,020	118,176,563	1,682,135
ASX SPI 200 Index	AUD	6/17/2010	2	222,951	457
CAC 40 Index	EUR	5/21/2010	219	10,914,120	(723,682)
DJ Euro Stoxx 50 Index	EUR	6/18/2010	598	21,879,767	(558,498)
FTSE 100 Index	GBP	6/18/2010	197	16,600,709	(134,300)
IBEX 35 Index	EUR	5/21/2010	90	12,379,687	(1,197,562)
NASDAQ E-Mini 100 Index	USD	6/18/2010	143	5,715,710	232,512
Nikkei 225 Index	USD	6/10/2010	6	330,150	1,826
Russell 2000 Mini Index	USD	6/18/2010	5	357,750	21,663
S&P 500 E-Mini Index	USD	6/18/2010	20	1,183,400	8,117
S&P TSX 60 Index	CAD	6/17/2010	1	140,618	429
TOPIX Index	JPY	6/11/2010	93	9,732,155	202,874
United Kingdom Long Gilt Bond	GBP	6/28/2010	31	5,499,217	64,651
Total net unrealized appreciation					1,519,187

At April 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	6/15/2010	197	18,613,033	223,783
10 Year Japanese Government Bond	JPY	6/10/2010	57	84,758,184	(809,524)
10 Year US Treasury Note	USD	6/21/2010	200	23,581,250	(142,275)
2 Year US Treasury Note	USD	6/30/2010	406	88,336,719	(436,172)
AEX Index	EUR	5/21/2010	5	457,486	11,167
ASX SPI 200 Index	AUD	6/17/2010	84	9,363,940	125,700
DAX Index	EUR	6/18/2010	83	16,937,090	(51,920)
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	259	43,053,960	(602,511)
Federal Republic of Germany Euro-Schatz	EUR	6/8/2010	1,210	175,911,011	(861,267)
FTSE MIB Index	EUR	6/18/2010	3	422,283	19,083
Hang Seng Index	HKD	5/28/2010	12	1,613,725	12,364
Russell 2000 Mini Index	USD	6/18/2010	80	5,724,000	(185,828)
S&P 500 E-Mini Index	USD	6/18/2010	567	33,549,390	(1,044,665)
S&P TSX 60 Index	CAD	6/17/2010	40	5,624,729	(98,677)
Total net unrealized depreciation					(3,840,742)

As of April 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	5,136,575	NZD	7,222,000	5/20/2010	105,748	The Goldman Sachs & Co.
JPY	2,470,625,000	USD	26,457,328	5/20/2010	150,949	Bank of New York Mellon Corp.
CAD	5,517,000	USD	5,522,412	5/20/2010	90,904	The Goldman Sachs & Co.
GBP	8,627,000	USD	13,340,620	5/20/2010	142,021	HSBC Bank USA
EUR	47,692,000	USD	64,626,952	5/20/2010	1,122,681	UBS AG
JPY	328,000,000	USD	3,506,521	6/29/2010	24,674	Credit Suisse
Total unrealized appreciation					1,636,977
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	10,438,243	NOK	61,349,000	5/20/2010	(48,326)	UBS AG
USD	43,392,585	AUD	46,723,000	5/20/2010	(260,849)	Royal Bank of Scotland PLC
USD	9,896,391	SEK	70,749,000	5/20/2010	(127,955)	UBS AG
USD	1,341,318	CHF	1,420,000	5/20/2010	(21,432)	Royal Bank of Scotland PLC
EUR	572,100	USD	760,878	5/26/2010	(919)	Citigroup, Inc.
Total unrealized depreciation					(459,481)
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks and/or Other Equity Investments (k)
Consumer Discretionary	$ 66,841,304	$ 13,774,306	$ 0	$ 80,615,610
Consumer Staples	52,478,160	10,379,103	—	62,857,263
Energy	54,748,977	11,869,415	—	66,618,392
Financials	74,968,161	13,786,959	340	88,755,460
Health Care	73,995,967	10,145,859	—	84,141,826
Industrials	65,592,594	17,194,046	—	82,786,640
Information Technology	102,106,304	9,653,163	—	111,759,467
Materials	29,353,156	9,132,491	0	38,485,647
Telecommunication Services	18,937,093	7,990,192	—	26,927,285
Utilities	21,375,062	5,510,142	—	26,885,204
Fixed Income Investments (k)
Corporate Bonds	—	67,754,037	1,118,270	68,872,307
Asset Backed	—	2,934,555	—	2,934,555
Mortgage-Backed Securities Pass-Throughs	—	68,748,623	—	68,748,623
Commercial Mortgage-Backed Securities	—	10,406,939	—	10,406,939
Collateralized Mortgage Obligation	—	2,769,203	—	2,769,203
Government & Agency Obligations	—	178,527,833	—	178,527,833
Loan Participations and Assignments	—	893,532	0	893,532
Municipal Bonds and Notes	—	457,974	—	457,974
Preferred Securities	—	874,177	—	874,177
Exchange-Traded Funds	95,625,698	—	—	95,625,698
Short-Term Investments (k)	231,612,444	15,448,792	—	247,061,236
Derivatives (l)	—	1,636,977	—	1,636,977
Total	$ 887,634,920	$ 459,888,318	$ 1,118,610	$ 1,348,641,848
Liabilities
Derivatives (l)	$ (2,321,555)	$ (459,481)	$ —	$ (2,781,036)
Total	$ (2,321,555)	$ (459,481)	$ —	$ (2,781,036)
(k) See Investment Portfolio for additional detailed categorizations.
(l) Derivatives include unrealized appreciation (depreciation) on open future contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Financials	Materials
Balance as of October 31, 2009	$ 0	$ 843,120	$ 0
Total realized gain (loss)	(17,340)	397,129	—
Change in unrealized appreciation (depreciation)	17,340	62,718	—
Amortization premium/discount	—	—	—
Net purchases (sales)	0	(1,302,627)	—
Net transfers in (out) of Level 3	—	—	—
Balance as of April 30, 2010	$ 0	$ 340	$ 0
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2010	$ —	$ (11,730)	$ —
	Corporate Bonds	Loan Participations and Assignments	Total
Balance as of October 31, 2009	$ 1,139,905	$ 41,000	$ 2,024,025
Total realized gain (loss)	—	(56,269)	323,520
Change in unrealized appreciation (depreciation)	134,242	55,009	269,309
Amortization premium/discount	15,723	260	15,983
Net purchases (sales)	—	(40,000)	(1,342,627)
Net transfers in (out) of Level 3	(171,600)	—	(171,600)
Balance as of April 30, 2010	$ 1,118,270	$ —	$ 1,118,610
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2010	$ 134,242	$ —	$ 122,512

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $971,057,135) — including $117,689,118 of securities loaned	$ 1,115,392,427
Investment in Daily Assets Fund Institutional (cost $130,131,305)*	130,131,305
Investment in Central Cash Management Fund (cost $101,481,139)	101,481,139
Total investments, at value (cost $1,202,669,579)	1,347,004,871
Cash	301,197
Foreign currency, at value (cost $891,417)	881,751
Deposits with brokers for open future contracts	199
Receivable for investments sold	48,263,539
Receivable for when-issued and delayed delivery securities sold	13,051,370
Receivable for Fund shares sold	122,764
Dividends receivable	986,890
Interest receivable	3,263,293
Receivable for daily variation margin on open futures contracts	1,520,207
Unrealized appreciation on forward foreign currency exchange contracts	1,636,977
Foreign taxes recoverable	132,321
Other assets	82,891
Total assets	1,417,248,270
Liabilities
Payable upon return of securities loaned	130,131,305
Payable for investments purchased	37,625,295
Payable for when-issued and delayed delivery securities purchased	35,981,536
Payable for Fund shares redeemed	1,300,176
Unrealized depreciation on forward foreign currency exchange contracts	459,481
Accrued management fee	387,675
Other accrued expenses and payables	1,741,657
Total liabilities	207,627,125
Net assets, at value	$ 1,209,621,145
* Represents collateral of securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	10,517,992
Net unrealized appreciation (depreciation) on: Investments	144,335,292
Futures	(2,321,555)
Foreign currency	1,148,885
Accumulated net realized gain (loss)	(198,280,773)
Paid-in capital	1,254,221,304
Net assets, at value	$ 1,209,621,145
Net Asset Value
Class A Net Asset Value and redemption price per share ($908,590,663 ÷ 104,624,756 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.68
Maximum offering price per share (100 ÷ 94.25 of $8.68)	$ 9.21

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($12,512,680 ÷ 1,440,640 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 8.69

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($22,414,968 ÷ 2,585,318 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)
$ 8.67
Class S Net Asset Value, offering and redemption price per share ($262,451,719 ÷ 30,212,854 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.69
Institutional Class Net Asset Value, offering and redemption price per share ($3,651,115 ÷ 419,904 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 8.70

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2010 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $173,230)	$ 8,113,462
Interest	7,133,941
Income distributions — Central Cash Management Fund	112,819
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	102,842
Total Income	15,463,064
Expenses: Management fee	2,212,158
Administration fee	597,880
Services to shareholders	1,174,692
Distribution and service fees	1,238,917
Custodian fee	137,093
Professional fees	63,069
Reports to shareholders	126,304
Registration fees	50,776
Trustees' fees and expenses	13,823
Other	73,352
Total expenses before expense reductions	5,688,064
Expense reductions	(2,453)
Total expenses after expense reductions	5,685,611
Net investment income	9,777,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	46,300,853
Futures	4,689,726
Foreign currency	5,015,763
56,006,342
Change in net unrealized appreciation (depreciation) on: Investments	45,707,317
Futures	(3,158,313)
Foreign currency	444,713
42,993,717
Net gain (loss)	99,000,059
Net increase (decrease) in net assets resulting from operations	$ 108,777,512

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations: Net investment income	$ 9,777,453	$ 24,316,423
Net realized gain (loss)	56,006,342	(152,027,550)
Change in net unrealized appreciation (depreciation)	42,993,717	290,202,445
Net increase (decrease) in net assets resulting from operations	108,777,512	162,491,318
Distributions to shareholders from: Net investment income: Class A	(11,128,123)	(13,882,537)
Class B	(126,177)	(258,855)
Class C	(175,213)	(160,007)
Class S	(3,521,384)	(4,511,663)
Institutional Class	(49,886)	(42,570)
Net realized gains: Class A	(7,444,729)	—
Class B	(128,096)	—
Class C	(181,861)	—
Class S	(2,126,459)	—
Institutional Class	(28,716)	—
Total distributions	(24,910,644)	(18,855,632)
Fund share transactions: Proceeds from shares sold	25,358,715	42,696,403
Net assets acquired in tax-free reorganization	—	59,603,712
Reinvestment of distributions	23,267,859	17,499,606
Cost of shares redeemed	(100,886,459)	(185,810,649)
Net increase (decrease) in net assets from Fund share transactions	(52,259,885)	(66,010,928)
Increase (decrease) in net assets	31,606,983	77,624,758
Net assets at beginning of period	1,178,014,162	1,100,389,404
Net assets at end of period (including undistributed net investment income of $10,517,992 and $15,741,322, respectively)	$ 1,209,621,145	$ 1,178,014,162

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.10	$ 7.11	$ 10.25	$ 9.70	$ 8.99	$ 8.68
Income (loss) from investment operations: Net investment income[b]	.07	.16	.23	.26	.23[e]	.21
Net realized and unrealized gain (loss)	.68	.96	(3.05)	.61	.69	.31
Total from investment operations	.75	1.12	(2.82)	.87	.92	.52
Less distributions from: Net investment income	(.10)	(.13)	(.23)	(.32)	(.21)	(.21)
Net realized gains	(.07)	—	(.05)	—	—	—
Tax return of capital	—	—	(.04)	—	—	—
Total distributions	(.17)	(.13)	(.32)	(.32)	(.21)	(.21)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.68	$ 8.10	$ 7.11	$ 10.25	$ 9.70	$ 8.99
Total Return (%)[c]	9.38**	15.93[d]	(28.25)[d]	9.08[d]	10.40[d,e]	5.97[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	909	885	815	1,299	1,367	1,459
Ratio of expenses before expense reductions (%)	.96*	.98	.99	.92	.97	.98
Ratio of expenses after expense reductions (%)	.96*	.97	.96	.92	.92	.96
Ratio of net investment income (%)	1.62*	2.24	2.51	2.59	2.56[e]	2.40
Portfolio turnover rate (%)	98**	204	276	188	98	158
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.11	$ 7.15	$ 10.30	$ 9.75	$ 9.01	$ 8.69
Income (loss) from investment operations: Net investment income[b]	.02	.11	.22	.24	.21[e]	.16
Net realized and unrealized gain (loss)	.70	.95	(3.07)	.60	.70	.30
Total from investment operations	.72	1.06	(2.85)	.84	.91	.46
Less distributions from: Net investment income	(.07)	(.10)	(.21)	(.29)	(.17)	(.14)
Net realized gains	(.07)	—	(.05)	—	—	—
Tax return of capital	—	—	(.04)	—	—	—
Total distributions	(.14)	(.10)	(.30)	(.29)	(.17)	(.14)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.69	$ 8.11	$ 7.15	$ 10.30	$ 9.75	$ 9.01
Total Return (%)[c,d]	8.83**	15.19	(28.34)	8.79	10.18[e]	5.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	17	22	52	77	114
Ratio of expenses before expense reductions (%)	2.05*	1.90	1.90	1.89	1.99	1.94
Ratio of expenses after expense reductions (%)	2.02*	1.69	1.13	1.13	1.16	1.54
Ratio of net investment income (%)	.57*	1.51	2.34	2.37	2.32[e]	1.82
Portfolio turnover rate (%)	98**	204	276	188	98	158
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.08	$ 7.10	$ 10.22	$ 9.68	$ 8.97	$ 8.66
Income (loss) from investment operations: Net investment income[b]	.03	.10	.15	.18	.16[e]	.14
Net realized and unrealized gain (loss)	.70	.94	(3.03)	.59	.69	.30
Total from investment operations	.73	1.04	(2.88)	.77	.85	.44
Less distributions from: Net investment income	(.07)	(.06)	(.15)	(.23)	(.14)	(.13)
Net realized gains	(.07)	—	(.05)	—	—	—
Tax return of capital	—	—	(.04)	—	—	—
Total distributions	(.14)	(.06)	(.24)	(.23)	(.14)	(.13)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.67	$ 8.08	$ 7.10	$ 10.22	$ 9.68	$ 8.97
Total Return (%)[c]	8.92**	15.11	(28.85)[d]	8.05	9.52[d,e]	5.09[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	22	18	31	33	38
Ratio of expenses before expense reductions (%)	1.80*	1.81	1.82	1.75	1.77	1.86
Ratio of expenses after expense reductions (%)	1.80*	1.81	1.82	1.75	1.76	1.78
Ratio of net investment income (%)	.79*	1.39	1.65	1.75	1.72[e]	1.58
Portfolio turnover rate (%)	98**	204	276	188	98	158
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.10	$ 7.11	$ 10.25	$ 9.71	$ 8.99	$ 8.98
Income (loss) from investment operations: Net investment income[c]	.08	.18	.25	.28	.25[e]	.14
Net realized and unrealized gain (loss)	.70	.95	(3.06)	.60	.70	.04
Total from investment operations	.78	1.13	(2.81)	.88	.95	.18
Less distributions from: Net investment income	(.12)	(.14)	(.24)	(.34)	(.23)	(.17)
Net realized gains	(.07)	—	(.05)	—	—	—
Tax return of capital	—	—	(.04)	—	—	—
Total distributions	(.19)	(.14)	(.33)	(.34)	(.23)	(.17)
Redemption fees	—	—	.00***	.00***	.00***	.00d***
Net asset value, end of period	$ 8.69	$ 8.10	$ 7.11	$ 10.25	$ 9.71	$ 8.99
Total Return (%)	9.65**	16.17[d]	(28.11)[d]	9.17[d]	10.76[d,e]	1.97**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	262	251	245	393	411	153
Ratio of expenses before expense reductions (%)	.78*	.80	.79	.73	.85	.79*
Ratio of expenses after expense reductions (%)	.78*	.72	.77	.73	.74	.74*
Ratio of net investment income (%)	1.81*	2.48	2.70	2.78	2.74[e]	2.43*
Portfolio turnover rate (%)	98**	204	276	188	98	158
[a] For the six months ended April 30, 2010 (Unaudited).
[b] For the period from March 14, 2005 (commencement of operations of Class S shares) to October 31, 2005.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.11	$ 7.12	$ 10.26	$ 9.72	$ 9.01	$ 8.70
Income (loss) from investment operations: Net investment income[b]	.08	.19	.26	.29	.26[d]	.24
Net realized and unrealized gain (loss)	.70	.95	(3.06)	.60	.69	.31
Total from investment operations	.78	1.14	(2.80)	.89	.95	.55
Less distributions from: Net investment income	(.12)	(.15)	(.25)	(.35)	(.24)	(.24)
Net realized gains	(.07)	—	(.05)	—	—	—
Tax return of capital	—	—	(.04)	—	—	—
Total distributions	(.19)	(.15)	(.34)	(.35)	(.24)	(.24)
Redemption fees	—	—	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.70	$ 8.11	$ 7.12	$ 10.26	$ 9.72	$ 9.01
Total Return (%)	9.57**	16.23	(27.99)[c]	9.32[c]	10.76[c,d]	6.32[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	3.27		.42	.42	.39
Ratio of expenses before expense reductions (%)	.60*	.57	.75	.68	.74	.69
Ratio of expenses after expense reductions (%)	.60*	.57	.71	.61	.60	.62
Ratio of net investment income (%)	1.98*	2.63	2.76	2.89	2.88[d]	2.74
Portfolio turnover rate (%)	98**	204	276	188	98	158
[a] For the six months ended April 30, 2010 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Balanced Fund (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, administration fee, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security or ETF is traded. Securities and ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund buys or sells credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund also buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

Credit default swap contracts are marked to market daily based upon quotations from a Board-approved pricing vendor and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

There are no open credit default swap contracts as of April 30, 2010

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund uses futures contracts to gain exposure to different parts of the yield curve while managing overall duration, and to gain an exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The Fund enters into futures contracts on global equities and bonds, including indices, as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund uses futures contracts to attempt to take advantage of short-term and medium-term inefficiencies and relative mispricings within the global equity and bond markets.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in futures contracts with a total value generally indicative of a range from approximately $596,753,000 to $808,273,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and to enhance the total returns. The Fund also enters into forward currency contracts as part of its global tactical asset allocation overlay strategy.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in forward foreign currency exchange contracts with a total contract value generally indicative of a range from approximately $118,396,000 to $180,914,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ 1,636,977
$ 1,636,977

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ (459,481)	$ —	$ (459,481)
Equity Contracts (b)	—	(3,358,940)	(3,358,940)
Interest Rate Contracts (b)	—	1,037,385	1,037,385
	$ (459,481)	$ (2,321,555)	$ (2,781,036)

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on forward foreign currency exchange contracts
(b) Net unrealized appreciation (depreciation) on open futures contracts. Receivable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$ 5,388,071	$ —	$ 5,388,071
Equity Contracts (b)	—	1,756,802	1,756,802
Interest Rate Contracts (b)	—	2,932,924	2,932,924
	$ 5,388,071	$ 4,689,726	$ 10,077,797

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions).
(b) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ (2,672,629)	$ (2,672,629)
Interest Rate Contracts (a)	—	(485,684)	(485,684)
Foreign Exchange Contracts (b)	479,955	—	479,955
	$ 479,955	$ (3,158,313)	$ (2,678,358)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions).

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $216,837,000, including $10,349,000 inherited from its merger with DWS Value Builder Fund, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2015 ($3,597,000), October 31, 2016 ($55,109,000) and October 31, 2017 ($158,131,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Section 381-384 of the Internal Revenue Service.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in mortgage backed securities, premium amortization on debt securities, investments in futures and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments and US Treasury securities) aggregated $946,719,999 and $1,094,916,248, respectively. Purchases and sales of US Treasury securities aggregated $126,493,433 and $62,738,212, respectively.

C. Related Parties

Management Agreement. Under the Amended and Restated Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Amended and Restated Management Agreement.

On January 26, 2010, the Advisor announced its intention to transition members of its Quantitative Strategies Group (the "QS Group"), including members of the Fund's portfolio management team, out of the Advisor into a separate investment advisory firm named QS Investors, LLC ("QS Investors") that will be unaffiliated with the Advisor (the "Separation"). The Separation is expected to be completed during the third quarter of 2010. In order for the Fund to continue to access the investment expertise offered by the members of the QS Group following the Separation, the Advisor recommended that the Fund's Board approve a sub-advisory agreement between the Advisor and QS Investors (the "Sub-Advisory Agreement"). On May 4, 2010, following a review of QS Investors' capabilities, the terms of the Separation and Sub-Advisory Agreement, the Fund's Board approved the Sub-Advisory Agreement. This action was taken pursuant to an order the Fund and the Advisor requested and received from the Securities and Exchange Commission that permits the Advisor, with the approval of the Fund's Board, to appoint subadvisors that are not affiliated with the Advisor to manage all or a portion of the Fund's assets without the need for a shareholder meeting or vote. The Sub-Advisory Agreement will become effective upon the effective date of the Separation. As a subadvisor to the Fund, QS Investors will render strategic asset allocation services and manage the portion of assets allocated to the Fund's iGAP strategy. Pursuant to the Sub-Advisory Agreement, QS Investors will be paid for its services by the Advisor from its fees as investment advisor to the Fund.

Pursuant to a written contract with the Advisor, Deutsche Asset Management International GmbH ("DeAMi"), a direct, wholly owned subsidiary of Deutsche Bank AG, serves as the subadvisor to the Fund and is responsible for portfolio management of a portion of the large cap value allocation of the Fund. DeAMi is paid for its services by the Advisor from its fee as Investment Advisor to the Fund.

Under the Amended and Restated Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following rates:

First $1.5 billion of the Fund's average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%

Accordingly, for the six months ended April 30, 2010, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.37% of the Fund's average daily net assets.

For the period from November 1, 2009 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 2.01%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2010, the Administration Fee was $597,880, of which $100,516 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2010
Class A	$ 664,551	$ —	$ 463,751
Class B	35,310	2,453	24,577
Class C	24,442	—	16,727
Class S	256,985	—	174,360
Institutional Class	543	—	302
	$ 981,831	$ 2,453	$ 679,717

Distribution and Service Fees. Under the Fund's Class B and C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2010
Class B	$ 55,568	$ 15,605
Class C	82,474	16,868
	$ 138,042	$ 32,473

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2010	Annualized Effective Rate
Class A	$ 1,056,197	$ 525,326.24%
Class B	17,836	6,750.24%
Class C	26,842	11,791.24%
	$ 1,100,875	$ 543,867

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2010 aggregated $6,945.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2010, the CDSC for Class B and C shares aggregated $11,472 and $217, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions for Class A shares. For the six months ended April 30, 2010, DIDI received $107 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $25,343, of which $16,164 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,021,327	$ 17,219,107	4,224,282	$ 30,224,415
Class B	66,016	554,011	251,709	1,806,583
Class C	129,553	1,093,808	345,357	2,432,886
Class S	758,418	6,490,960	1,140,565	8,232,064
Institutional Class	36	829	62	455
		$ 25,358,715		$ 42,696,403
Shares issued in tax-free reorganization*
Class A	—	—	7,431,198	$ 51,798,537
Class B	—	—	177,610	1,243,213
Class C	—	—	425,411	2,960,757
Institutional Class	—	—	515,915	3,601,205
		$ —		$ 59,603,712
Shares issued to shareholders in reinvestment of distributions
Class A	2,073,951	$ 17,436,719	1,805,271	$ 12,945,097
Class B	29,479	247,918	35,647	251,525
Class C	39,772	333,846	20,762	147,621
Class S	615,480	5,175,968	572,899	4,114,827
Institutional Class	8,719	73,408	5,315	40,536
		$ 23,267,859		$ 17,499,606
Shares redeemed
Class A	(8,793,684)	$ (74,503,544)	(18,768,723)	$ (133,085,480)
Class B	(715,824)	(6,072,388)	(1,537,763)	(11,016,882)
Class C	(260,988)	(2,210,750)	(623,914)	(4,413,728)
Class S	(2,130,286)	(18,036,871)	(5,157,411)	(36,140,740)
Institutional Class	(7,633)	(62,906)	(140,358)	(1,153,819)
		$ (100,886,459)		$ (185,810,649)
Net increase (decrease)
Class A	(4,698,406)	$ (39,847,718)	(5,307,972)	$ (38,117,431)
Class B	(620,329)	(5,270,459)	(1,072,797)	(7,715,561)
Class C	(91,663)	(783,096)	167,616	1,127,536
Class S	(756,388)	(6,369,943)	(3,443,947)	(23,793,849)
Institutional Class	1,122	11,331	380,934	2,488,377
		$ (52,259,885)		$ (66,010,928)
* On April 17, 2009, DWS Value Builder Fund was acquired by the Fund through a tax-free reorganization (see Note F).

F. Fund Merger

On April 17, 2009, the Fund acquired all of the net assets of DWS Value Builder Fund pursuant to a plan of reorganization approved by shareholders on March 27, 2009. The acquisition was accomplished by a tax-free exchange of 7,460,097 Class A shares, 177,915 Class B shares, 421,956 Class C shares and 509,996 Institutional Class shares of DWS Value Builder Fund for 7,431,198 Class A shares, 177,610 Class B shares, 425,411 Class C shares and 515,915 Institutional Class shares of DWS Balanced Fund, respectively, outstanding on April 20, 2009. DWS Value Builder Fund's net assets at that date, $59,603,712, including $6,626,156 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,005,036,041. The combined net assets of the Fund immediately following the acquisition were $1,064,639,753.

G. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
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Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KTRAX	KTRBX	KTRCX	KTRSX	KTRIX
CUSIP Number	23336W 106	23336W 205	23336W 304	23336W 502	23336W 601
Fund Number	002	202	302	2033	1402

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2010